UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07618

                   ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2006

                     Date of reporting period: June 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II
ARIZONA PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2006 (unaudited)

                                                          Principal
                                                            Amount
                                                            (000)        Value
                                                          ---------   ----------
MUNICIPAL BONDS & NOTES--97.7%
Long-Term Municipal Bonds--90.5%
Arizona--76.6%
Arizona Cap Facs Fin Corp Student Hsg Rev
   (Arizona State University Proj) Ser 00
   6.25%, 9/01/32                                         $  2,000    $2,048,720
Arizona Health Facs Auth Rev
   (Blood System, Inc.) Ser 04
   5.00%, 4/01/19                                              750       758,580
Arizona School Brd Fac Rev
   Ser 01
   5.00%, 7/01/19                                            6,730     7,046,915
Arizona State Trans Brd Hwy Rev
   Ser 04B
   5.00%, 7/01/24                                            4,300     4,428,312
Arizona State University COP
   (Research Infrastructure Projs)
   AMBAC Ser 05A
   5.00%, 9/01/23                                            2,000     2,060,780
Arizona Student Loan Auth
   (Student Loan Rev)
   Ser 99B-1 AMT
   5.90%, 5/01/24                                            1,500     1,567,950
Arizona Tourism & Sports Auth Tax Rev
   (Multipurpose Stadium Fac) MBIA Ser 03A
   5.00%, 7/01/25                                            2,400     2,468,328
Arizona Wtr Infrastructure Fin Auth Rev
   Wtr Quality Ser A
   5.00%, 10/01/24                                           4,000     4,162,320
Estrella Mtn Ranch Cmty Fac Dist
   (Desert Village)
   7.375%, 7/01/27                                           1,822     1,943,017
   (Golf Village) Ser 01A
   7.875%, 7/01/25                                           3,408     3,686,638
Gilbert Wtr Res Municipal Ppty Corp.
   (Wastewater Sys & Util Rev) Ser 04
   4.90%, 4/01/19                                            2,500     2,462,600
Glendale Indl Dev Auth
   (John C Lincoln Health) Ser 05B
   5.25%, 12/01/22                                           1,000     1,019,270
Glendale Indl Dev Auth Ed Fac
   (Midwestern University)
   Ser 01A
   5.875%, 5/15/31                                           3,770     3,996,992
   CONNIE LEE Ser 96A
   6.00%, 5/15/26                                              475       487,873
Goodyear Cmnty Fac Dist
   (Palm Valley) Ser 96C
   7.25%, 7/01/16                                            2,900     2,951,011
Goodyear Indl Dev Auth Water & Sewer Rev
   (Litchfield Pk Svc Proj) Ser 99 AMT
   5.95%, 10/01/23                                           3,160     3,265,133
Greater Arizona Dev Auth Infrastructure Rev
   MBIA Ser 05A
   5.00%, 8/01/21                                            1,600     1,658,992
   MBIA Ser 05B
   5.00%, 8/01/25                                            4,320     4,440,355
Hassayampa Cmnty Fac Dist
   Ser 96
   7.75%, 7/01/21                                            2,670     2,774,450
Hassayampa Cmnty Fac Dist No. 2
   (Forest Ridge Estates) Ser 00
   7.50%, 7/01/24                                              785       847,612

                                                         Principal
                                                           Amount
                                                           (000)        Value
                                                         ---------   -----------
Maricopa Cnty SFMR
   (Mortgage Rev)
   GNMA/FNMA/FHLMC AMT
   Ser 00-1C
   6.25%, 12/01/30                                        $    50    $    50,311
   Ser 01
   5.63%, 3/01/33                                             940        957,080
   Ser 02-B1
   6.20%, 3/01/34                                             380        381,144
Mesa Cnty Indl Dev Auth Health Fac
   (Discovery Health Sys) MBIA Ser 99A
   5.75%, 1/01/25                                          15,000     15,997,049
Mohave Cnty Indl Dev Auth MFHR
   (Chris & Silver Ridge) GNMA Ser 96
   6.375%, 11/01/31                                           295        306,042
Nogales Municipal Dev Auth
   AMBAC Ser 05
   5.00%, 6/01/27                                           1,000      1,022,310
Northern Arizona University COP
   (Northern Arizona University Research Projs)
   AMBAC Ser 04
   5.125%, 9/01/21-9/01/24                                  7,140      7,510,411
Phoenix Civic Impt Corp Excise Tax Rev
   (Civic Plaza Exp Proj) Sub Ser 05A
   5.00%, 7/01/23                                           5,500      5,693,160
Phoenix Indl Dev Auth
   (Capitol Mall LLC Proj) AMBAC Ser 05
   5.00%, 9/15/25                                           5,935      6,084,087
Phoenix Indl Dev SFMR
   (Mortgage Rev) GNMA Ser 02A-1 AMT
   5.75%, 9/01/33                                             170        170,360
Phoenix Health Facs Auth Hosp Rev
   (Children's Hospital) Ser 02A
   6.00%, 2/15/32                                           5,700      5,976,678
Pima Cnty Indl Dev Auth Ed Rev
   (Horizon Cmnty Learning Ctr) Ser 05
   5.125%, 6/01/20                                          1,500      1,470,570
Pima Cnty Indl Dev Auth MFHR
   (La Hacienda) GNMA Ser 99
   7.00%, 12/20/31                                          1,290      1,373,102
Pima Cnty Indl Dev Auth SFMR
   (Mortgage Rev) GNMA/FNMA AMT
   Ser 99B-1
   6.10%, 5/01/31                                             110        110,355
   Ser 01A-1
   5.35%, 11/01/24                                             70         70,089
Pinal Cnty COP
   Ser 04
   5.00%, 12/01/24                                          3,780      3,818,556
Pinal Cnty Indl Dev Auth Correctional
   Facs Contract
   (Florence West Prison Proj) Ser 06A ACA
   5.25%, 10/01/22                                          1,400      1,441,244
Pinal Cnty Prop Corp
   AMBAC Ser 01
   5.125%, 6/01/21                                          1,000      1,040,450
Pronghorn Ranch Cmnty Fac Dist
   Ser 01
   7.00%, 7/15/27                                           2,000      2,068,300
Show Low Assessment Dist No. 6
   (Torreon) ACA Ser 00
   6.00%, 1/01/18                                             955      1,001,251
Show Low Indl Dev Auth Hosp Rev
   (Navapache Regl Med Ctr) RADIAN Ser 05
   5.00%, 12/01/25                                          1,415      1,439,366
Stoneridge Cmnty Fac Dist
   Ser 01
   6.75%, 7/15/26                                           1,650      1,811,073
Sundance Cmnty Fac Dist
   Ser 02
   7.75%, 7/01/22                                           2,475      2,683,915

                                                        Principal
                                                          Amount
                                                          (000)         Value
                                                        ---------   ------------
Tax Exempt Municipal Infrastructure Trust
   Ser 04B Cl. A
   4.05%, 12/01/08 (a)                                    $4,470    $  4,331,609
Tempe Excise Tax Rev
   5.00%, 7/01/24                                          1,035       1,069,031
Tolleson Indl Dev Auth MFHR
   (Copper Cove) GNMA Ser 01A AMT
   5.50%, 11/20/41                                         5,825       5,917,734
Tuscon & Pima Cnty Indl Dev Auth SFMA
   (Mtg Bkd Secs Prog) GNMA/FNMA/FHLMC
   Ser 01A-1 AMT
   6.35%, 1/01/34                                            955         962,105
Tucson & Pima Hsg Fin Auth SFMR
   (Mortgage Rev) GNMA
   Ser 02A AMT
   5.50%, 1/01/35                                            550         558,558
Tucson Airport Auth Rev
   AMBAC Ser 01 AMT
   5.35%, 6/01/31                                          6,475       6,637,133
Tucson COP
   MBIA Ser 04A
   5.00%, 7/01/23-07/01/24                                 6,100       6,290,188
Tucson Higher Ed
   (University of Arizona) AMBAC Ser 02A
   5.00%, 7/15/32                                          1,000       1,017,670
University of Arizona COP
   (University of Arizona Projs) Ser 03B
   5.00%, 6/01/12                                          3,040       3,191,787
   5.25%, 6/01/14-6/01/15                                  5,000       5,346,040
University Med Ctr Corp Hosp Rev
   5.00%, 7/01/35                                          3,500       3,431,715
West Campus Hsg LLC Student Hgs Rev
   (Arizona State University West Campus)
   AMBAC Ser 05
   5.00%, 7/01/30                                          1,500       1,532,670
Yavapai Cnty Hosp Rev
   (Regional Med Ctr)
   RADIAN Ser 03A
   5.25%, 8/01/21                                          4,000       4,109,080
                                                                    ------------
                                                                     160,948,071
                                                                    ------------
California--0.7%
California State GO
   5.00%, 2/01/33                                          1,405       1,417,280
                                                                    ------------
Florida--0.8%
Double Branch Cmnty Dev Dist
   (Oakleaf Village) Ser 02A
   6.70%, 5/01/34                                            990       1,091,346
Fiddler's Creek Cmnty Dev Dist
   Ser 99B
   5.80%, 5/01/21                                            570         582,751
                                                                    ------------
                                                                       1,674,097
                                                                    ------------
Puerto Rico--11.5%
Puerto Rico Comwlth
   Pub Impt Ser A
   5.25%, 7/01/23                                            500         512,325
   5.50%, 7/01/19                                            500         532,530
Puerto Rico Convention Ctr Dist Auth Htl Occupancy Re
   Ser A
   5.00%, 7/01/18                                          6,000       6,308,160
Puerto Rico Comwlth Govt Dev Bk
   Sr Nts Ser B
   5.00%, 12/01/15                                           500         514,335
Puerto Rico Elec Pwr Auth Rev
   XLCA Ser 02-1
   5.25%, 7/01/22 (b)                                      8,000       8,424,800
Puerto Rico GO
   FGIC Ser 02A
   5.00%, 7/01/32                                          2,500       2,641,450

                                                        Principal
                                                          Amount
                                                          (000)         Value
                                                        ---------   ------------
Puerto Rico Hwy & Trans Auth Rev
   FSA Ser 02D
   5.00%, 7/01/32                                         $3,400    $  3,457,970
Puerto Rico Ind Fin Auth Health Fac
   (Ascension Health) Ser 00A
   6.125%, 11/15/30                                        1,500       1,635,090
                                                                    ------------
                                                                      24,026,660
                                                                    ------------
Texas--0.9%
Texas Turnpike Auth Rev
   AMBAC Ser 02A
   5.50%, 8/15/39                                          1,750       1,840,563
Total Long-Term Municipal Bonds
   (cost $190,388,851)
                                                                    ------------
                                                                     189,906,671
                                                                    ------------
Short-Term Municipal Notes (c)--7.2%
Alaska--1.9%
Valdez Marine Term Rev
   (BP Pipelines, Inc. Proj) Ser 03B
   3.19%, 7/01/37                                          4,000       4,000,000
                                                                    ------------
Massachusetts--2.6%
Massachusetts State
   (Central Artery)
   Series 00A
   3.18%, 12/01/30                                         5,500       5,500,000
                                                                    ------------
New York--1.2%
Long Island Pwr Auth NY Elec Sys Rev
   Var Sub Ser 1B Rmkt
   4.00%, 5/01/33                                          1,500       1,500,000
Port Auth NY & NJ Spl Oblig Rev
   Versatile Struct Obl Ser 2
   3.93%, 5/01/19                                          1,100       1,100,000
                                                                    ------------
                                                                       2,600,000
                                                                    ------------
Oklahoma--0.5%
Tulsa Cnty Okla Indl Auth Rev
   Var First Mtg Montercau Ser 02A
   3.99%, 7/01/32                                          1,000       1,000,000
                                                                    ------------
Utah--1.0%
Salt Lake Cnty Utah Pollutn Ctl Rev
   Var Ref Svc Station Hldgs Proj
   3.99%, 2/01/08                                          2,000       2,000,000
                                                                    ------------
Total Short-term Municipal Notes
   (cost $11,100,000)                                                 15,100,000
                                                                    ------------
Total Municipal Bonds & Notes
   (cost $201,488,851)                                               205,006,671
                                                                    ------------
Total Investments--97.7%
   (Cost $201,488,851)                                               205,006,671
Other assets less liabilities--2.3%                                    4,781,563
                                                                    ------------
Net Assets--100.0%                                                  $209,788,234
                                                                    ------------

INTEREST RATE SWAP CONTRACTS (See Note C)

                                                      Rate Type
                                                ---------------------
                                                 Payment     Payment
                       Notional                    made      received     Unrealized
        Swap            Amount    Termination     by the      by the    Appreciation/
    Counterparty         (000)        Date      Portfolio   Portfolio   (Depreciation)
--------------------   --------   -----------   ---------   ---------   --------------
   Citigroup, Inc.      $1,900       6/22/07       BMA*       2.962%       $(15,515)
Goldman Sachs & Co.      1,000       7/05/06       BMA*       3.283%           (748)
Goldman Sachs & Co.      1,000       1/05/07       BMA*       3.405%         (2,873)
JPMorgan Chase & Co.     1,000      10/01/07       BMA*       3.635%         (1,996)
JPMorgan Chase & Co.     1,800       4/05/07       BMA*       2.988%        (13,807)
    Merrill Lynch        1,000       8/09/26       BMA*       4.063%         39,588
   Morgan Stanley        1,000      10/06/06       BMA*       3.217%         (2,760)

*    Variable interest based on the BMA (Bond Market Association)

(a) Security is exempt from recognition under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the aggregate market value of this security amounted to $4,331,609 or 2.1% of net assets.

(b) Represents entire or partial position segregated as collateral for interest rate swaps.

(c)  Variable rate coupon, rate shown as of June 30, 2006.

Glossary of Terms:
ACA                  American Capital Access
AMBAC                American Municipal Bond Assurance Corporation
AMT                  Alternative Minimum Tax
CONNIE LEE           Connie Lee Insurance Company
COP                  Certificate of Participation
FGIC                 Financial Guaranty Insurance Company
FHLMC                Federal Home Loan Mortgage Corporation
FNMA                 Federal National Mortgage Association
FSA                  Financial Security Assurance, Inc.
GNMA                 Government National Mortgage Association
GO                   General Obligation
MBIA                 Municipal Bond Investors Assurance
MFHR                 Multi-Family Housing Revenue
RADIAN               Radian Group, Inc.
SFMR                 Single Family Mortgage Revenue
XLCA                 XL Capital Assurance, Inc.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II
FLORIDA PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2006 (unaudited)

                                                          Principal
                                                            Amount
                                                            (000)        Value
                                                          ---------   ----------

MUNICIPAL BONDS & NOTES--98.6%
Long-Term Municipal Bonds--97.4%
Florida--93.3%
Beacon Tradeport Cmnty Dev Dist
   Ser 02B
   7.25%, 5/01/33                                           $  970    $1,025,193
Bonnet Creek Resort Cmnty Dev Dist
   Ser 02
   7.25%, 5/01/18                                            2,000     2,156,780
Brevard Cnty Loc Opt Fuel Tax Rev
   FGIC Ser 05
   5.00%, 8/01/25                                            3,290     3,371,855
Capital Trust Agy Arpt Fac
   (Cargo Acq Grp)
   Ser 02 AMT
   6.25%, 1/01/19                                              500       525,370
   Ser 03 AMT
   5.75%, 1/01/32                                            2,000     2,053,100
Concorde Estates Cmnty Dev Dist
   Ser 04B
   5.00%, 5/01/11                                            1,100     1,093,873
Crossings at Fleming Island Cmnty Dev Dist
   (Eagle Harbor) Ser 00C
   7.10%, 5/01/30                                            2,240     2,346,848
Dade Cnty Hsg Fin Auth MFHR
   (Golden Lakes Apts) Ser 97A AMT
   6.00%, 11/01/32                                             250       254,178
   6.05%, 11/01/39                                             750       763,658
Deltona Util Sys Rev
   MBIA Ser 03
   5.125%, 10/01/27                                          2,440     2,522,472
Escambia Cnty PCR
   (Champion Int'l Corp) Ser 96 AMT
   6.40%, 9/01/30                                            2,500     2,561,775
Florida Hsg Fin Agy MFHR
   (Turtle Creek Apts) AMBAC Ser 96C AMT
   6.20%, 5/01/36                                            3,245     3,303,442
Florida Hsg Fin Corp MFHR
   (Cobblestone Apts)
   GNMA Ser 00K-1 AMT
   6.10%, 6/01/42                                            7,755     8,130,497
   (Logans Pointe Apts) FSA Ser 99 AMT
   6.00%, 6/01/39                                            5,080     5,286,705
   (Mystic Pointe II) GNMA Ser 00 AMT
   6.30%, 12/01/41                                           1,165     1,230,438
   (Raintree Apts) GNMA Ser 00 AMT
   6.05%, 3/01/42 (a)                                        5,790     6,008,862
   (Sabal Chase Apts) FSA Ser 00 AMT
   6.00%, 5/01/40                                            3,650     3,807,242
   (Spring Harbor Apts) Ser 99C-1 AMT
   5.90%, 8/01/39                                            2,540     2,595,880
   (Walker Ave Club) FSA Ser 00L-1 AMT
   6.00%, 12/01/38                                           3,435     3,541,691
   (Waverly Apts) FSA Ser 00C-1 AMT
   6.50%, 7/01/40                                            2,790     2,934,578
Florida State Brd of Ed Lottery Rev MBIA
   Ser 03A
   5.00%, 7/01/19                                            4,890     5,098,412
Florida State Brd of Ed GO
   MBIA Ser 02A
   5.00%, 6/01/32 (b)                                        2,500     2,552,525
Florida State Correctional Privatization
   Comm COP
   AMBAC Ser 04B
   5.00%, 8/01/24                                            3,330     3,436,960

                                                         Principal
                                                           Amount
                                                           (000)        Value
                                                         ---------   -----------
Gateway Cmnty Dev Dist
   (Sun City) Ser 03B
   5.50%, 5/01/10                                         $   460    $   461,233
Hamal Cmnty Dev Dist
   Ser 01
   6.65%, 5/01/21                                           1,100      1,233,067
Herons Glen Recreation Dist
   Ser 99
   5.90%, 5/01/19                                           2,680      2,731,938
Highlands Cnty Health Facs Auth
   (Adventist/Sunbelt Hosp) Ser 01A
   6.00%, 11/15/31                                          2,000      2,207,260
Indian River Cnty Sch Brd COP MBIA
   Ser 05
   5.00%, 7/01/23                                           2,480      2,544,976
Indian Trace Dev Dist Spl Assesment
   (Water Management Spl Benefit)
   MBIA Ser 05
   5.00%, 5/01/22                                             680        701,767
Jacksonville Elec Auth
   AMBAC Ser 02B
   5.00%, 10/01/26                                          3,925      4,026,108
   MBIA Ser 02A
   5.50%, 10/01/41                                          5,000      5,058,600
   Ser 02A
   5.50%, 10/01/41                                          3,750      3,830,138
Jacksonville Elec Auth
State Johns Riv Pwr Pk Sys Rev MBIA
   5.00%, 10/01/20                                          6,000      6,231,900
Lakeland Fla Wtr & Wastewater Rev
   Ser 02
   5.25%, 10/01/32                                         10,000     10,419,700
Lee Cnty Arpt Rev
   (Southwest Int'l Arpt) FSA Ser 00A AMT
   6.00%, 10/01/32                                         13,500     14,443,110
Lee Cnty Trans Facs
   (Sanibel Brdgs & Causeway) CIFG Ser 05B
   5.00%, 10/01/30                                            700        719,236
Lee Cnty Health Facs Auth Rev
   (Shell Point) Ser 99A
   5.50%, 11/15/29                                          2,000      2,011,720
Manatee Cnty Hsg Fin Agy SFMR
   (Mortgage Rev) GNMA
   Ser 99 AMT
   6.25%, 11/01/28                                            425        426,517
Marshall Creek Cmnty Dev Dist
   Ser 02A
   6.625%, 5/01/32                                          1,000      1,041,010
Miami Beach Health Facs Auth Rev
   (Mt Sinai Med Ctr) Ser 01A
   6.80%, 11/15/31                                          1,600      1,753,216
Miami-Dade Cnty Hsg Fin Agy MFHR
   (Cntry Club Villas Apts) Ser 99A AMT
   6.20%, 10/01/39                                          5,145      5,325,332
   (Marbrisa Apts) FSA Ser 00-2A AMT
   6.15%, 8/01/38                                           1,515      1,593,856
Miami-Dade Cnty Hsg Fin Auth SFMR
   (Home Ownership Mortgage) GNMA/FNMA
   Ser 00A-1 AMT
   6.00%, 10/01/32                                          1,030      1,038,312
Miromar Lakes Cmnty Dev Dist
   Ser 00A
   7.25%, 5/01/12                                           3,215      3,351,863
North Broward Hosp Dist Rev
   Ser 01
   Prerefunded
   6.00%, 1/15/31                                           1,500      1,629,090
   Unrefunded
   6.00%, 1/15/31                                             200        212,610
North Miami Health Facs Auth Rev
   (Catholic Health Svcs Oblig Grp)
   6.00%, 8/15/24                                           1,200      1,225,176

                                                        Principal
                                                          Amount
                                                          (000)         Value
                                                        ---------   ------------
Northern Palm Beach Assessment Dist
   (Unit Dev 27B) Ser 02
   6.40%, 8/01/32                                         $1,120    $  1,144,786
Northern Palm Beach Cnty Impt Dist
   (Mirasol Unit #43)
   6.10%, 8/01/21                                            690         710,079
   6.125%, 8/01/31                                         1,000       1,025,190
Orange Cnty Hosp Rev
   (Orlando Regional) Ser 02
   5.75%, 12/01/32                                         1,320       1,444,608
Orange Cnty Hsg Fin Auth MFHR
   (Loma Vista Proj) Ser 99G AMT
   5.50%, 3/01/32                                          2,000       1,964,500
Orange Cnty Health Facs Auth Rev
   (Mayflower Retirement Proj)
   Asset Gty Ser 99
   5.25%, 6/01/29                                          1,060       1,088,344
Orlando Util Cmnty Wtr & Elec Rev
   Ser 02C
   5.00%, 10/01/27                                         7,000       7,180,320
Osceola Cnty Sch Brd COP
   FGIC Ser 04A
   5.00%, 6/01/23                                          2,955       3,034,401
Palm Beach Cnty Ind Dev Rev
   (Lourdes-McKeen Residence) Ser 96
   6.625%, 12/01/26                                        4,000       4,124,880
Palm Beach Cnty Pub Impt Rev AMBAC
   (Biomedical Research Pk Proj) Ser 05A
   5.00%, 6/01/22                                          7,000       7,217,840
Preserve at Wilderness Lake
   Cmnty Dev Dist
   Ser 02A
   7.10%, 5/01/33                                          1,470       1,583,528
South Miami Health Facs Hosp Rev
   (Baptist Health)
   5.25%, 11/15/33                                         2,000       2,042,220
St. Johns Cmnty Dev Dist
   (Julington Creek Plantation) Ser 97
   7.125%, 5/01/19                                         7,725       8,085,371
Tallahassee Energy Sys Rev MBIA
   Ser 05
   5.00%, 10/01/23                                         4,570       4,726,842
Tallahassee Hosp Rev
   (Tallahassee Memorial) Ser 00
   6.375%, 12/01/30                                        2,750       2,879,938
Tampa Higher Ed
   (Tampa University Proj) RADIAN Ser 02
   5.625%, 4/01/32                                         3,175       3,366,738
Village Ctr Cmnty Dev Dist MBIA
   5.125%, 10/01/28                                        1,000       1,034,200
Volusia Cnty Ed Fac Auth
   (Embry Riddle Aero University) Ser 99A
   5.75%, 10/15/29)                                        2,000       2,056,920
Waterlefe Cmnty Dev Dist
   Ser 01
   6.95%, 5/01/31                                            700         738,122
West Palm Beach Cmnty Redev Agy
   (Northwood-Pleasant Cmnty Redev)
   5.00%, 3/01/25-3/01/29                                  3,640       3,654,467
                                                                    ------------
                                                                     199,923,363
                                                                    ------------
Illinois--0.4%
Manhattan
   (No 04-1-Brookstone Springs Proj) Ser 05
   5.875%, 3/01/28                                           775         776,953
                                                                    ------------
Minnesota--0.2%
St. Paul Hsg & Redev Auth Hosp Rev
   (Healtheast Proj) Ser 05
   6.00%, 11/15/25                                           500         535,720
                                                                    ------------

                                                        Principal
                                                          Amount
                                                          (000)         Value
                                                        ---------   ------------

New Jersey--1.3%
Garden State Preservation Trust
   (Open Space & Farmland)
   FSA Ser 05A
   5.80%, 11/01/16                                        $2,400    $  2,691,504
                                                                    ------------
Ohio--1.5%
Cleveland Cuyahoga Port Auth
   Ser 01
   7.35%, 12/01/31                                         3,000       3,115,200
                                                                    ------------
Puerto Rico--0.7%
Puerto Rico Comwlth
   (Pub Impt)  Ser 01A
   5.50%, 7/01/19                                            960         993,523
   (Pub Impt) Ser 04A
   5.25%, 7/01/19                                            500         532,530
                                                                    ------------
                                                                       1,526,053
                                                                    ------------
Total Long-Term Municipal Bonds
   (cost $202,327,000)                                               208,568,793
                                                                    ------------
Short-Term Municipal Notes--1.2%
Alaska--1.2%
Valdez Alaska Marine Term Rev
   (BP Pipelines, Inc. Proj) Ser 03A
   3.99%, 6/01/37
   (cost $2,500,000) (c)                                   2,500       2,500,000
                                                                    ------------
Total Municipal Bonds & Notes
   (cost $204,827,000)                                               211,068,793
                                                                    ------------
SHORT-TERM INVESTMENT--0.1%
Time Deposit--0.1%
The Bank of New York
   4.25%, 7/03/06
   (cost $256,000)                                           256         256,000
                                                                    ------------
Total Investments--98.7%
   (cost $205,083,000)                                               211,324,793
Other assets less liabilities--1.3%                                    2,874,566
                                                                    ------------
Net Assets--100%                                                    $214,199,359
                                                                    ------------

FINANCIAL FUTURES CONTRACTS

                                                                       Value at
                     Number of              Expiration    Original     June 30,     Unrealized
      Type           Contracts   Position      Month        Value        2006      Depreciation
------------------   ---------   --------   ----------   ----------   ----------   ------------
U.S. Treasury Note                           September
   10 Yr Futures        74         Long        2006      $7,801,496   $7,759,594     $(41,902)

INTEREST RATE SWAP CONTRACTS

                                                  Rate Type
                                             --------------------
                                              Payment    Payment
                      Notional                  made     received
        Swap           Amount   Termination    by the     by the    Unrealized
    Counterparty       (000)        Date     Portfolio  Portfolio  Depreciation
--------------------  --------  -----------  ---------  ---------  ------------
   Citigroup, Inc.     $2,200       6/22/07     BMA*      2.962%     $(17,965)
 Goldman Sachs & Co.    1,100       7/05/06     BMA*      3.283%         (823)
 Goldman Sachs & Co.    1,100       1/05/07     BMA*      3.405%       (3,161)
JPMorgan Chase & Co.    1,100      10/01/07     BMA*      3.635%       (2,196)
JPMorgan Chase & Co.    2,000       4/05/07     BMA*      2.988%      (15,341)
    Merrill Lynch       5,300      10/21/16     BMA*      4.129%      (16,086)
   Morgan Stanley       1,100      10/06/06     BMA*      3.217%       (3,036)

*    Variable interest based on the BMA (Bond Market Association)

(a) Represents entire or partial position segregated as collateral for interest rate swaps.

(b) Position, or portion thereof with an aggregate market value of $132,731, has been segregated to collateralize margin requirements for open futures contracts.

(c)  Variable rate coupon, rate shown as of June 30, 2006.

Glossary of Terms:
AMBAC    -American Municipal Bond Assurance Corporation
AMT      -Alternative Minimum Tax
CIFG     -CIFG Assurance North America, Inc.
COP      -Certificate of Participation
FGIC     -Financial Guaranty Insurance Company
FNMA     -Federal National Mortgage Association
FSA      -Financial Security Assurance, Inc.
GNMA     -Government National Mortgage Association
GO       -General Obligation
MBIA     -Municipal Bond Investors Assurance
MFHR     -Multi-Family Housing Revenue
PCR      -Pollution Control Revenue
RADIAN   -Radian Group, Inc.
SFMR     -Single Family Mortgage Revenue.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II
MASSACHUSETTS PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2006 (unaudited)
                                                          Principal
                                                            Amount
                                                            (000)        Value
                                                          ---------   ----------
MUNICIPAL BONDS & NOTES--97.9%
Long-Term Municipal Bonds--90.9%
Massachusetts--67.3%
Massachusetts Bay Trans Auth
   Ser 04A
   5.25%, 7/01/21(a)                                         $2,000   $2,152,460
Massachusetts Dev Fin Agy
   (Massachusetts Biomedical) Ser 00C
   6.25%, 8/01/20                                             3,000    3,219,300
   (Worcester Redev) Asset Gty Ser 99
   5.25%, 6/01/19                                             2,350    2,437,514
Massachusetts Ed Fac
   (Massachusetts College of Pharmacy)
   Ser 99B
   6.75%, 7/01/30                                             3,350    3,686,508
   (Suffolk University) Ser 99
   5.85%, 7/01/29                                             1,375    1,458,531
Massachusetts Ed Fin Auth
   (Educational Loan) MBIA Ser 00G AMT
   6.00%, 12/01/16                                            1,055    1,063,630
Massachusetts Health & Edl Fac Auth
   (Berkshire Healthcare) RADIAN Ser 01E
   5.70%, 10/01/25                                            4,000    4,278,200
   (Cape Cod Healthcare) RADIAN Ser 01C
   5.25%, 11/15/31                                            2,600    2,689,648
   (Covenant Med Ctr) Ser 02
   6.00%, 7/01/31                                             2,500    2,676,175
   (New England Med Ctr) FGIC Ser 02H
   5.00%, 5/15/25                                             2,000    2,048,820
   (Partners Healthcare Sys) Ser 01C
   5.75%, 7/01/32                                             4,000    4,232,920
   (University of Massachusetts Proj) MBIA Ser 02C
   5.25%, 10/01/31(b)                                         6,440    6,738,816
   (Winchester Hosp) Ser 00E
   6.75%, 7/01/30                                             4,500    4,943,115
Massachusetts Hsg Fin Agy MFHR
   (Rental Mtg)  AMT
   AMBAC Ser 95E
   6.00%, 7/01/41                                             4,125    4,339,954
   MBIA Ser 00H
   6.65%, 7/01/41                                             4,765    5,056,189
Massachusetts Ind Fin Agy MFHR
   (Heights Crossing) FHA Ser 95 AMT
   6.15%, 2/01/35                                             6,000    6,129,660
Massachusetts Port Auth Spec Fac
   (Bosfuel Corp) MBIA Ser 97 AMT
   6.00%, 7/01/36                                             6,155    6,334,049
   (US Air Proj) MBIA Ser 96A AMT
   5.875%, 9/01/23                                            2,000    2,044,980
Massachusetts State Dev Fin Agy Asset Gty
   (Pharmacy & Allied Health) Ser 05D
   5.00%, 7/01/24                                             3,500    3,555,685
Massachusetts State GO
   Ser 02
   Prerefunded FSA
   5.25%, 11/01/30                                            3,075    3,276,966
   Ser 05A
   5.00%, 3/01/17                                             5,000    5,235,650
Massachusetts State Sch Bldg Auth
   (Dedicated Sales Tax Revenue) Ser 05A MBIA
   5.00%, 8/15/19                                             7,000    7,301,420

                                                          Principal
                                                            Amount
                                                            (000)        Value
                                                          ---------   ----------
Massachusetts State Spl Oblig Rev
   (Cons Ln) Ser 05A FSA
   5.00%, 6/01/23                                            $1,500   $1,555,575
Massachusetts State Wtr Pollutn Abatement
   (Pool Proj Bds) Ser 10
   5.00%, 8/01/24                                             5,000    5,157,200
                                                                      ----------
                                                                      91,612,965
                                                                      ----------
Arizona--2.7%
Goodyear Ind Dev Auth  Wtr & Sewer Rev
   (Litchfield Pk Svc Proj) Ser 01 AMT
   6.75%, 10/01/31                                            1,160    1,254,540
Quailwood Meadows Cmnty Facs Dist
   6.125%, 7/15/29                                            1,000      993,810
Stoneridge Cmnty Fac Dist
   Ser 01
   6.75%, 7/15/26                                             1,265    1,388,489
                                                                      ----------
                                                                       3,636,839
                                                                      ----------
California--0.7%
California State GO Ser 03
   5.25%, 11/01/25                                            1,000    1,039,940
                                                                      ----------
Colorado--0.4%
Murphy Creek Met Dist No. 3
   (Ref & Impt) Ser 06
   6.00%, 12/01/26                                              500      519,490
                                                                      ----------
Florida--1.3%
Crossings at Fleming Island
   Cmnty Dev Dist
   (Eagle Harbor) Ser 00C
   7.10%, 5/01/30                                             1,750    1,833,475
                                                                      ----------
Georgia--0.4%
Atlanta Tax Allocation
   (Eastside Proj) Ser 05B
   5.60%, 1/01/30                                               500      507,215
                                                                      ----------
Illinois--0.6%
Bolingbrook Sales Tax Rev
   6.25%, 1/01/24 (d)                                           500      460,840
Plano Spl Svc Area No. 3 Spl Tax
   (Lakewood Springs Proj) Ser 05A
   5.95%, 3/01/28                                               395      385,978
                                                                      ----------
                                                                         846,818
                                                                      ----------
Nevada--1.5%
Clark Cnty Impt Dist No. 142
   Ser 03
   6.10%, 8/01/18                                             1,000    1,031,230
Henderson Loc Impt Dist
   Ser 03
   5.80%, 3/01/23                                               945      974,021
                                                                      ----------
                                                                       2,005,251
                                                                      ----------
New Jersey--2.0%
Garden State Preservation Trust
   (Open Space & Farmland) Ser 05A FSA
   5.80%, 11/01/17                                            2,500    2,793,425
                                                                      ----------

                                                        Principal
                                                          Amount
                                                          (000)         Value
                                                        ---------   ------------
Puerto Rico--14.0%
Puerto Rico Comwlth GO
   Ser 01A
   5.50%, 7/01/19                                         $  500    $    532,530
Puerto Rico Comwlth Govt Dev Bank
   Ser 06B
   5.00%, 12/01/15                                           500         514,335
Puerto Rico Comwlth Hwy & Trans Auth Rev
   FGIC Ser 03G
   5.25%, 7/01/14                                          4,410       4,696,077
   FGIC Subordinate Ser 03
   5.25%, 7/01/14                                          4,225       4,499,076
Puerto Rico Elec Pwr Auth Rev
   XLCA Ser 02-1
   5.25%, 7/01/22                                          6,400       6,739,840
Puerto Rico Hsg Fin Auth
   (Cap Fd Prog) HuD LN
   5.00%, 12/01/20                                         1,740       1,789,764
Puerto Rico Municipal Fin Agy
   Ser 05A
   5.25%, 8/01/23                                            275         283,390
                                                                    ------------
                                                                      19,055,012
                                                                    ------------
Total Long-Term Municipal Bonds
   (cost $119,561,632)                                               123,850,430
                                                                    ------------
Short-Term Municipal Notes (e) --7.0%
Alaska--1.1%
Valdez Marine Term Rev
   (BP Pipelines, Inc. Proj) Ser 03c
   3.99%, 7/01/37                                          1,500       1,500,000
                                                                    ------------
Massachusetts--4.0%
Massachusetts State Health & Ed Facs Auth Rev
   (Harvard University) Ser 99R
   3.90%, 11/01/49                                         5,500       5,500,000
                                                                    ------------
New York--1.8%
New York City u.c. municipal Wtr Fin Auth Wtr
   & Swr Sys Rev Ser 05 AA-1
   3.98%, 6/15/32                                          2,500       2,500,000
                                                                    ------------
Total Short-Term Municipal Notes
   (cost $9,500,000)                                                   9,500,000
                                                                    ------------
Total Municipal Bonds & Notes
   (cost $129,061,632)                                               133,350,430
                                                                    ------------
SHORT-TERM INVESTMENT--0.4%
Time Deposit--0.4%
The Bank of New York
   4.25%, 7/03/06
   (cost $473,000)                                           473         473,000
                                                                    ------------
Total Investments--98.3%
   (cost $129,534,632)                                               133,823,430
   Other assets less liabilities--1.7%                                 2,359,520
                                                                    ------------
Net Assets--100%                                                    $136,182,950
                                                                    ------------

FINANCIAL FUTURES CONTRACTS

                                                                       Value at
                     Number of              Expiration    Original     June 30,     Unrealized
       Type          Contracts   Position      Month        Value        2006      Depreciation
------------------   ---------   --------   ----------   ----------   ----------   ------------
U.S. Treasury Note                           September
   10 Yr Futures        30         Long         2006     $3,162,768   $3,145,781     $(16,987)

INTEREST RATE SWAP CONTRACTS

                                                       Rate Type
                                                ---------------------
                                                 Payment     Payment
                       Notional                    made      received
      Swap              Amount    Termination     by the      by the     Unrealized
    Counterparty        (000)        Date       Portfolio   Portfolio   Depreciation
--------------------   --------   -----------   ---------   ---------   ------------
   Citigroup, Inc.      $1,400       6/22/07       BMA*       2.962%      $  (432)
 Goldman Sachs & Co.       700       7/05/06       BMA*       3.283%         (524)
 Goldman Sachs & Co.       700       1/05/07       BMA*       3.405%       (2,011)
JPMorgan Chase & Co.     1,200       4/05/07       BMA*       2.988%       (9,204)
JPMorgan Chase & Co.       700      10/01/07       BMA*       3.635%       (1,397)
   Merrill Lynch         5,100      10/01/16       BMA*       4.148%       (6,574)
   Morgan Stanley          700      10/06/06       BMA*       3.217%       (1,932)


*    Variable interest based on the BMA (Bond Market Association)

(a) Position, or portion thereof with an aggregate market value of $65,574 has been segregated to collateralize margin requirements for open future contracts.

(b) Represents entire or partial position segregated as collateral for interest rate swaps.

(c)  Variable rate coupon, rate shown as of June 30, 2006.

(d) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

Glossary of Terms:
AMBAC   -American Municipal Bond Assurance Corporation
AMT     -Alternative Minimum Tax
FGIC    -Financial Guaranty Insurance Company
FHA     -Federal Housing Authority
FSA     -Financial Security Assurance, Inc.
GO      -General Obligation
MBIA    -Municipal Bond Investors Assurance
MFHR    -Multi-Family Housing Revenue
XLCA    -XL Capital Assurance, Inc

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II
MICHIGAN PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2006 (unaudited)
                                                         Principal
                                                           Amount
                                                           (000)        Value
                                                         ---------   -----------
MUNICIPAL BONDS & NOTES--99.3%
Long-Term Municipal Bonds--92.2%
Michigan--73.6%
Allen Park Pub Sch Dist GO
   (Sch Bldg & Site) Ser 03
   5.00%, 5/01/13-05/01/22                                $15,510    $16,177,511
Cedar Springs Pub Sch Dist
   Ser 03
   5.00%, 5/01/28                                           1,835      1,875,278
Charles Stewart Mott Cmnty College
   (Cmnty College Facs) MBIA
   5.00%, 5/01/21                                           1,675      1,731,615
Detroit GO AMBAC
   Ser 04A-1
   5.25%, 4/01/22                                           6,930      7,201,655
Detroit Sch Brd
   (Sch Brd Loan Fund) FSA Ser 01A
   5.125%, 5/01/31                                          2,900      3,063,096
Detroit Tax Increment
   (Diamler/Chrysler Assembly Plant)
   Ser 98A
   5.50%, 5/01/21                                           1,625      1,504,116
Detroit Water Supply Sys
   FGIC Ser 01B
   5.50%, 7/01/33                                           3,550      3,776,277
Genesee County GO
   (Water Supply Sys) AMBAC Ser 04
   5.00%, 11/01/26                                          3,000      3,077,820
Kalamazoo Hosp Fin Auth
   (Borgess Med Ctr) FGIC Ser 94A
   6.83%, 6/01/11 (a)                                       2,360      2,389,500
Kent Hosp Fin Auth Rev
   (Metropolitan Hosp Proj) Ser 05A
   5.75%, 7/01/25                                             210        220,049
Lansing Water & Elec Sys
   FSA Ser 03A
   5.00%, 7/01/25                                           2,200      2,250,732
Michigan Higher Ed Fac
   (Hope College) Ser 02A
   5.90%, 4/01/32                                           3,465      3,641,438
Michigan Higher Ed Student Loan Auth
   AMBAC Ser 17G AMT
   5.20%, 9/01/20                                           3,500      3,592,330
Michigan Hosp Fin Auth
   (Crittenton Hosp) Ser 02A
   5.625%, 3/01/27                                          1,250      1,308,775
   (Trinity Health) Ser 00A
   6.00%, 12/01/27                                          1,485      1,598,142
Michigan Hosp Fin Auth Rev
   (Chelsea Cmnty Hosp Oblig)
   5.00%, 5/15/25                                             415        406,538
Michigan Hsg Dev Auth MFHR
   (Arbor Pointe) GNMA Ser 99
   5.40%, 6/20/40                                           1,810      1,831,883
   (Danbury Manor) FNMA Ser 02A AMT
   5.30%, 6/01/35 (a)                                       2,490      2,523,565
   (Oakbrook Village Proj) GNMA Ser 00A AMT
   6.50%, 1/20/42                                           2,970      3,140,508
   (Rental Rev) AMBAC Ser 97A AMT
   6.10%, 10/01/33 (b)                                      5,400      5,591,969
   (Rental Rev) GNMA Ser 02A AMT
   5.50%, 10/20/43                                          1,950      1,989,410

                                                        Principal
                                                         Amount
                                                          (000)         Value
                                                       ----------   ------------
Michigan Municipal Bond Auth Rev
   (Sch Dist City Of Detroit) FSA
   5.00%, 6/01/20                                        $2,000     $  2,060,760
Michigan State Hosp Fin Auth Rev
   (Marquette Gen Hosp Oblig Grp Ser 05A
   5.00%, 5/15/26                                           785          766,600
Michigan State
   (Trunk Line Fund) FSA
   Ser 01A
   5.25%, 11/01/30                                        4,000        4,237,200
Michigan Strategic Fund
   (Detroit Edison) XLCA Ser 02C AMT
   5.45%, 12/15/32                                        3,000        3,118,650
Michigan Strategic Fund Health Fac
   (Autumn Wood) GNMA Ser 02A
   5.20%, 12/20/22                                        3,000        3,090,510
   (Holland Home) Ser 98
   5.75%, 11/15/18-11/15/28                               2,000        2,101,680
North Muskegon Sch Dist
   Ser 03
   5.25%, 5/01/28                                         1,500        1,605,315
Olivet Sch Brd Fund
   Ser 02
   5.125%, 5/01/28                                        1,065        1,130,647
Ovid Elsie Schs Brd Fund
   Ser 02
   5.00%, 5/01/25                                         2,650        2,795,035
Plymouth Ed Ctr Chrtr Sch Pub Sch Academy Rev
   Ser 05
   5.125%, 11/01/18                                       1,050        1,043,973
Pontiac Tax Increment Fin Auth
   (Dev Area No. 3) Ser 02
   6.25%, 6/01/22                                         1,280        1,360,794
Romulus Tax Increment Fin Auth
   Ser 94
   6.75%, 11/01/19                                        1,585        1,599,788
Royal Oak Hosp Fin Auth
   (William Beaumont Hosp) MBIA Ser 01M
   5.25%, 11/15/35                                        3,200        3,256,544
Saginaw Hosp Fin Auth
   (Convenant Med Ctr) Ser 00F
   6.50%, 7/01/30                                         1,770        1,922,786
Southfield Michigan Libr Bldg Auth MBIA
   5.00%, 5/01/25                                         3,340        3,409,038
                                                                    ------------
                                                                     102,391,527
                                                                    ------------
California--1.6%
California Health Fac Fin Auth
   (Sutter Heath) Ser 00A
   6.25%, 8/15/35                                         1,100        1,201,332
California State GO Ser 03
   5.25%, 11/01/25                                        1,000        1,039,940
                                                                    ------------
                                                                       2,241,272
                                                                    ------------
Florida--4.3%
Collier Cnty Cmnty Dist
   (Fiddlers Creek) Ser 96
   7.50%, 5/01/18                                         1,275        1,306,416
Crossings at Fleming Island Cmnty Dev Dist
   (Eagle Harbor) Ser 00C
   7.10%, 5/01/30                                         1,835        1,922,529
Double Branch Cmnty Dev Dist
   (Oakleaf Village) Ser 02A
   6.70%, 5/01/34                                           975        1,074,811

                                                        Principal
                                                          Amount
                                                          (000)          Value
                                                        ---------   ------------
Gateway Cmnty Dev Dist
   (Sun City) Ser 03B
   5.50%, 5/01/10                                        $   460    $    461,233
Northern Palm Beach Assessment Dist
   (Unit Dev 27B) Ser 02
   6.40%, 8/01/32                                            800         817,704
Waterlefe Cmnty Dev Dist
   Ser 01B
   6.25%, 5/01/10                                            385         385,085
                                                                    ------------
                                                                       5,967,778
                                                                    ------------
Illinois--1.0%
Antioch Village Spcl Svc Area
   (Clublands Proj) Ser 03
   6.625%, 3/01/33                                           500         516,825
   (Deercrest Proj) Ser 03
   6.625%, 3/01/33                                           500         516,825
Plano Spl Svc Area No. 3 Spl Tax
   (Lakewood Springs Proj) Ser 05A
   5.95%, 3/01/28                                            395         385,978
                                                                    ------------
                                                                       1,419,628
                                                                    ------------
Puerto Rico--11.7%
Puerto Rico Comwlth (Pub Impt)
   Ser 01A
   5.50%, 7/01/19                                            500         532,530
Puerto Rico Elec Pwr Auth Rev
   XLCA Ser 02-1
   5.25%, 7/01/22                                          5,000       5,265,500
Puerto Rico Hsg Fin Corp SFMR
   (Mortgage Rev)  AMT
   Ser 01B GNMA
   5.50%, 12/01/23                                         2,010       2,033,095
   (Mortgage Rev) Ser 01C AMT GNMA
   5.30%, 12/01/28                                         1,770       1,780,514
Puerto Rico Ind Fin Auth Health Fac
   (Ascension Health) Ser 00A
   6.125%, 11/15/30                                        3,000       3,270,180
Puerto Rico Municipal Fin Agy
   Ser 05A
   5.25%, 8/01/23                                            275         283,390
Puerto Rico Pub Fin Corp
   MBIA Ser 01A
   5.00%, 8/01/31                                          2,875       3,019,124
                                                                    ------------
                                                                      16,184,333
                                                                    ------------
Total Long-Term Municipal Bonds
   (cost $125,073,870)                                               128,204,538
                                                                    ------------
Short-Term Municipal Notes (c)--7.1%
Massachusetts--1.4%
Massachusetts State GO
   (Central Artery) Ser 00A
   3.98%, 12/01/30                                         2,000       2,000,000
                                                                    ------------
Michigan--2.8%
Michigan University Revs
   (Med Svc Plan) Ser 98A-1
   3.95%, 12/01/21                                           365         365,000
South Redford Mich Sch Dist
   4.00%, 5/01/26                                          3,500       3,500,000
                                                                    ------------
                                                                       3,865,000
                                                                    ------------

                                                        Principal
                                                          Amount
                                                          (000)        Value
                                                        ---------   ------------

New York--2.5%
New York City Transitional Fin Auth
   (NYC Recovery) Ser 03
   4.00%, 11/01/22                                        $3,500    $  3,500,000
                                                                    ------------
Virginia--0.4%
Loudoun Cnty Indl Dev Auth Rev
   (Howard Hughes Med) Ser 03A
   3.98%, 2/15/38                                            500         500,000
                                                                    ------------
Total Short-Term Municipal Notes
   (cost $9,865,000)                                                   9,865,000
                                                                    ------------
Total Investments--99.3%
   (cost $134,938,870)                                               138,069,538
Other assets less liabilities--0.7%                                    1,007,075
                                                                    ------------
Net Assets--100%                                                    $139,076,613
                                                                    ------------

INTEREST RATE SWAP CONTRACTS

                                                       Rate Type
                                                ---------------------
                                                 Payment     Payment
                       Notional                   made       received
       Swap             Amount    Termination    by the      by the      Unrealized
    Counterparty        (000)        Date       Portfolio   Portfolio   Depreciation
--------------------   --------   -----------   ---------   ---------   ------------
   Citigroup, Inc.      $1,400       6/22/07       BMA*       2.962%      $(11,432)
 Goldman Sachs & Co.       700       7/05/06       BMA*       3.283%          (524)
 Goldman Sachs & Co.       700       1/05/07       BMA*       3.405%        (2,011)
JPMorgan Chase & Co.     1,300       4/05/07       BMA*       2.988%        (9,972)
JPMorgan Chase & Co.       700      10/01/07       BMA*       3.635%        (1,397)
   Merrill Lynch         6,200      10/01/16       BMA*       4.148%        (7,991)
   Morgan Stanley          700      10/01/06       BMA*       3.217%        (1,932)

*    Variable interest based on the BMA (Bond Market Association)

(a) Inverse floater - security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(b) Represents entire or partial position segregated as collateral for interest rate swap.

(c)  Variable rate coupon, rate shown as of June 30, 2006

Glossary of Terms:
AMBAC   -American Municipal Bond Assurance Corporation
AMT     -Alternative Minimum Tax
FGIC    -Financial Guaranty Insurance Company
FNMA    -Federal National Mortgage Association
FSA     -Financial Security Assurance, Inc.
GNMA    -Government National Mortgage Association
GO      -General Obligation
MBIA    -Municipal Bond Investors Assurance
MFHR    -Multi-Family Housing Revenue
SFMR    -Single Family Mortgage Revenue
XLCA    -XL Capital Assurance, Inc.

ALLIANCE BERNSTEIN MUNICIPAL INCOME FUND II
MINNESOTA PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2006 (unaudited)

                                                          Principal
                                                            Amount
                                                            (000)        Value
                                                          ---------   ----------
MUNICIPAL BONDS & NOTES--98.1%
Long-Term Municipal Bonds--92.2%
Minnesota--92.2%
Bemidji Health Fac
   (North County Health Svcs) RADIAN Ser 02
   5.00%, 9/01/31                                           $1,500    $1,511,745
Brooklyn Park MFHR
   (Brooks Landing) FNMA Ser 99A AMT
   5.50%, 7/01/19                                            1,355     1,389,973
Cass Lake Sch Dist FGIC
   5.00%, 2/01/26                                            1,760     1,805,478
Chaska Elec Rev
   (Generating Facs) Ser 05A
   5.25%, 10/01/25                                           1,000     1,043,800
Farmington Indpt Sch Dist 192
   FSA Ser 05B
   5.00%, 2/01/24                                            3,875     3,997,489
Golden Valley Health Fac
   (Convenant Retirement Cmnty) Ser 99A
   5.50%, 12/01/29                                           1,000     1,025,730
Little Canada MFHR
   (Cedars Lakeside Apts) GNMA Ser 97A
   5.95%, 2/01/32                                            2,650     2,711,798
Minneapolis & St. Paul Arpt Rev
   FGIC Ser 00B AMT
   6.00%, 1/01/21                                            3,455     3,664,960
   MBIA Ser 03A
   5.00%, 1/01/28                                            1,500     1,529,940
Minneapolis Common Bond Fund
   Ser 97-2 AMT
   6.20%, 6/01/17                                            1,325     1,348,757
   Ser 01G-3
   5.45%, 12/01/31                                           1,500     1,604,685
Minneapolis Health Care Sys Rev
   (Fairview Health Svcs) Ser 05D AMBAC
   5.00%, 11/15/30                                           1,000     1,023,210
Minneapolis Hosp Rev
   (Allina Health Sys) Ser 02A
   5.75%, 11/15/32                                           1,500     1,579,710
Minneapolis MFHR
   (Bottineau Commons Proj) GNMA Ser 02 AMT
   5.45%, 4/20/43                                            2,000     2,052,880
   (Sumner Field) GNMA Ser 02 AMT
   5.60%, 11/20/43                                           2,505     2,546,383
Minneapolis Pkg Assmt GO
   MBIA Ser 02
   5.25%, 12/01/26                                           2,000     2,130,600
Minnesota Agric & Eco Dev
   Ser 96A
   6.75%, 8/01/16                                            1,450     1,452,755
   Ser 00C
   7.25%, 8/01/20                                            1,000     1,053,020
   Ser 00D
   7.25%, 8/01/20                                            1,000     1,053,020
Minnesota Agric & Eco Dev Brd Rev
   (Prerefunded-Health Care Sys)
   Ser 00A
   6.375%, 11/15/29                                          1,700     1,877,089
Minnesota Agric & Eco Dev Health Fac
   (Benedictine Health Sys) MBIA Ser 99
   5.125%, 2/15/29 (a)                                       4,000     4,082,800
   (Evangelical Lutheran Proj) Ser 02
   6.00%, 2/01/22-2/01/27                                    2,880     3,067,280

                                                          Principal
                                                            Amount
                                                            (000)        Value
                                                          ---------   ----------
Minnesota Higher Ed Fac Auth
   (College Art & Design) Ser 00-5D
   6.75%, 5/01/26                                           $1,000    $1,065,790
   (Hamline Univ) Ser 99-5B
   6.00%, 10/01/29                                           1,250     1,299,675
   (St. Catherine College)
   5.38%, 10/01/32                                           1,000     1,027,880
   (Univ St. Thomas) Ser 04-5
   5.00%, 10/01/24                                           1,000     1,021,590
   5.25%, 10/01/34                                           1,000     1,032,300
Minnesota Hsg Fin Agy SFMR
   Ser 96F AMT
   6.30%, 1/01/28                                              655       663,639
   Ser 96G AMT
   6.25%, 7/01/26                                            1,015     1,028,246
   Ser 98H AMT
   6.05%, 7/01/31                                            1,880     1,913,314
Minnesota Municipal  Pwr Agy Elec Rev
   5.25%, 10/01/21                                           3,000     3,142,860
Minnesota Municipal  Pwr Agy Elec Rev
   Ser 04A
   5.25%, 10/01/24                                             500       520,990
Minnetonka MFHR
   (Archer Heights Apts Proj)
   GNMA Ser 99A AMT
   5.30%, 1/20/27                                            1,620     1,649,597
Prior Lake Indpt Sch Dist No. 719
  (School Bldg) Ser 05B FSA
   5.00%, 2/01/23                                            3,350     3,458,272
Seaway Port Auth Duluth
   Indl Dev Dock & Wharf
   (Cargill, Inc. Proj) Ser 04
   4.20%, 5/01/13                                            2,150     2,073,417
Shakopee Health Care Facs
   (St. Francis Regl Med Ctr) Ser 04
   5.10%, 9/01/25                                              600       607,140
Shoreview MFHR
   (Lexington Shores Proj)
   GNMA Ser 01A AMT
   5.55%, 8/20/42                                            1,445     1,464,377
St. Cloud Hosp Rev
   (Saint Cloud Hosp) FSA Ser 00A
   5.875%, 5/01/30                                           3,750     4,002,638
St. Paul  MFHR
   (Burlington Apt-8) GNMA
   5.35%, 5/01/31                                            1,550     1,558,401
St. Paul Hsg & Redev Auth Hosp Rev
   (Healtheast Proj) Ser 05
   6.00%, 11/15/25                                             500       535,720
St. Paul Pkg Auth Rev
   (Block 19 Ramp) FSA Ser 02A
   5.35%, 8/01/29                                            3,075     3,238,775
St. Paul Port Auth Lease Rev
   (Cedar St. Office Building) Ser 03
   5.00%, 12/01/23                                           1,000     1,024,180
   Ser 02
   5.25%, 12/01/27                                           1,725     1,785,530
St. Paul Recreational Facs Gross Rev
   (Highland National Proj)
   5.00%, 10/01/20-10/01/25                                  1,750     1,806,830
Waconia Health Care Fac Rev
   (Ridgeview Med Ctr) RADIAN Ser 99A
   6.125%, 1/01/29                                           3,415     3,621,573
Western Power Agy
   MBIA Ser 03A
   5.00%, 1/01/26-1/01/30                                    3,100     3,166,936
White Bear Lake MFHR
   (Renova Partners Proj)
   FNMA Ser 01 AMT
   5.60%, 10/01/30                                           1,000     1,022,400

                                                         Principal
                                                           Amount
                                                           (000)        Value
                                                         ---------   -----------
Willmar Hosp Rev
   (Rice Mem Hosp Proj) FSA Ser 02
   5.00%, 2/01/32                                          $2,000    $ 2,038,040
                                                                     -----------
Total Long-Term Municipal Bonds
   (cost $86,761,102)                                                 89,323,212
                                                                     -----------
Short-Term Municipal Notes(b)--5.9%
California--0.2%
California State GO
   Ser 03A-2
   3.88%, 5/01/33                                             200        200,000
                                                                     -----------
Minnesota--4.7%
Minnesota Higher Ed Facs Auth Rev
   (Carleton College) Series 05D
   3.95%, 4/01/35                                           4,500      4,500,000
                                                                     -----------
New York--1.0%
New York City Municipal Sys Rev
   (2nd Gen Resolution) Ser 05
   3.98%, 6/15/32                                           1,000      1,000,000
                                                                     -----------
Total Short-Term Municipal Notes
   (cost $5,700,000)                                                   5,700,000
                                                                     -----------
Total Investments--98.1%
   (cost $92,461,952)                                                 95,023,212
Other assets less liabilities--1.9%                                    1,849,135
                                                                     -----------
Net Assets--100%                                                     $96,872,347
                                                                     -----------

INTEREST RATE SWAP CONTRACTS

                                                   Rate Type
                                             --------------------
                                              Payment    Payment
                      Notional                  made     received
        Swap           Amount   Termination    by the     by the    Unrealized
    Counterparty        (000)       Date     Portfolio  Portfolio  Depreciation
--------------------  --------  -----------  ---------  ---------  ------------
   Citigroup, Inc.     $1,000      6/22/07      BMA*      2.962%     $ (8,166)
 Goldman Sachs & Co.      500      7/05/06      BMA*      3.283%         (374)
 Goldman Sachs & Co.      500      1/05/07      BMA*      3.405%       (1,437)
JPMorgan Chase & Co.      900      4/05/07      BMA*      2.988%       (6,903)
JPMorgan Chase & Co.      500     10/01/07      BMA*      3.635%         (998)
    Merrill Lynch       3,500      8/01/16      BMA*      4.071%      (21,423)
   Morgan Stanley         500     10/06/06      BMA*      3.217%       (1,380)

*    Variable interest based on the BMA (Bond Market Association)

(a) Represents entire or partial position segregated as collateral for interest rate swaps.

(b)  Variable rate coupon, rate shown as of June 30, 2006.

Glossary of Terms:

AMBAC    -American Municipal Bond Assurance Corporation
AMT      -Alternative Minimum Tax
FGIC     -Financial Guaranty Insurance Company
FNMA     -Federal National Mortgage Association
FSA      -Financial Security Assurance, Inc.
GNMA     -Government National Mortgage Association
GO       -General Obligation
MBIA     -Municipal Bond Investors Assurance
MFHR     -Multi-Family Housing Revenue
RADIAN   -Radian Group, Inc.
SFMR     -Single Family Mortgage Revenue

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II
NEW JERSEY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2006 (unaudited)

                                                          Principal
                                                            Amount
                                                            (000)        Value
                                                          ---------   ----------
MUNICIPAL BONDS & NOTES--99.0%
Long-Term Municipal Bonds--92.3%
New Jersey--83.3%
Bergen Cnty Impt Auth Sch
   (Wyckoff Twp Brd Ed Proj) Ser 05
   5.00%, 4/01/25                                           $1,555    $1,599,224
Hoboken Parking Auth
   AMBAC Ser 01A
   5.30%, 5/01/27                                            3,700     3,978,314
Lafayette Yard Com Dev Corp
   (Conv Ctr Hotel Proj) MBIA Ser 00
   5.80%, 4/01/35                                            2,100     2,254,749
Middlesex Cnty MFHR
   FNMA Ser 01 AMT
   5.25%, 7/01/21                                              750       780,983
Morris-Union Jointure Commn COP
   RADIAN Ser 04
   5.00%, 5/01/24                                            2,200     2,229,612
New Jersey Eco Dev Auth
   (American Wtr Co.) FGIC AMT
   6.875%, 11/01/34                                          5,000     5,050,200
   (Anheuser-Busch) Ser 95 AMT
   5.85%, 12/01/30                                           2,500     2,557,500
   (Hackensack Wtr Co.)
   MBIA Ser 94B AMT
   5.90%, 3/01/24                                            4,000     4,006,120
   (Kapkowski Rd) Ser 98B
   6.50%, 4/01/28                                            4,500     5,251,364
   (Liberty State Park Proj) Ser A
   5.00%, 3/01/24                                            1,500     1,543,125
   (Masonic Charity Foundation Proj)
   Ser 01
   5.50%, 6/01/31                                            1,000     1,055,090
   Ser 02
   5.25%, 6/01/24                                              540       558,997
   (NUI Corp.) ACA Ser 98A AMT
   5.25%, 11/01/33                                           3,700     3,728,120
   (Pub Svc Elec & Gas) MBIA Ser 94A AMT
   6.40%, 5/01/32                                            5,000     5,007,950
   (Sch Facs Construction)
   5.25%, 3/01/25                                            3,300     3,453,879
New Jersey Eco Dev Auth Sch Fac
   Ser 04-I
   5.25%, 9/01/24                                            2,510     2,702,793
   AMBAC Ser 03
   7.61%, 6/15/21 (a)(b)                                     2,250     2,670,300
New Jersey Health Care Fac
   (Atlantic City Med Ctr) Ser 02
   5.75%, 7/01/25                                            1,875     1,952,869
   (Bayshore Cmnty Hosp) RADIAN Ser 02
   5.125%, 7/01/32                                           9,250     9,433,612
   (Capital Health Sys) Ser 03 ACA
   5.00%, 7/01/26                                            1,250     1,256,575
   (Good Shepherd) RADIAN Ser 01A
   5.20%, 7/01/31                                            1,350     1,384,506
  (Kennedy Health Sys) Ser 01
   5.625%, 7/01/31                                           2,700     2,813,508
   (Newton Memorial Hosp) FSA Ser 01
   5.00%, 7/01/26                                            1,500     1,533,165
   (Palisades Med Ctr) ACA Ser 99
    5.25%, 7/01/28                                           1,000     1,008,930
   (Southern Ocean Cnty Hosp) RADIAN Ser 01
    5.125%, 7/01/31                                          4,500     4,596,120
   (Wood Johnson) Ser 00
   5.75%, 7/01/31                                            3,350     3,540,012

                                                        Principal
                                                          Amount
                                                          (000)         Value
                                                        ---------   ------------
New Jersey Health Care Facs Fin Auth Rev
   (St. Clare's Hosp., Inc.) RADIAN Ser 04A
   5.25%, 7/01/23                                        $ 2,085    $  2,152,200
New Jersey Higher Ed
   (Student Loan) MBIA Ser 00A AMT
   6.15%, 6/01/19                                            870         877,978
New Jersey Hsg & Mtg Fin Agy MFHR
   (Rental Hsg) FSA Ser 00A1 AMT
   6.35%, 11/01/31                                         2,000       2,082,880
New Jersey Trans Trust Fund
   FGIC Ser06A
   5.00 %, 6/15/18                                         3,400       3,543,276
New Jersey State Ed Facs Auth Rev
   (Higher Ed Cap Impt) Ser 02A
   5.125%, 9/01/22                                         2,500       2,595,250
   (Princeton University) Ser 05A
   5.00%, 7/01/23                                          3,480       3,607,438
   (Ramapo College of New Jersey)
   AMBAC Ser 01D
   5.00%, 7/01/31                                          1,000       1,020,310
   FGIC Ser 04E
   5.00%, 7/01/23-7/01/28                                  3,250       3,351,248
New Jersey State Trans Auth
   (Trans Sys) Ser 03C
   5.50%, 6/15/24                                          3,750       4,073,700
Newark Hsg Auth
   (Newark Marine Terminal) MBIA Ser 04
   5.25%, 1/01/21-1/01/22 (c)                              3,580       3,783,953
 North Hudson Swr Auth
   MBIA Ser 01A
   Zero Coupon,  8/01/24                                  12,340       5,118,262
Port Auth of NY & NJ
   (121st) MBIA Ser 00
   5.375%, 10/15/35                                        5,000       5,140,050
   (126th) FGIC Ser 02
   5.25%, 5/15/37                                          2,500       2,582,675
   (JFK Int'l Airport Proj) MBIA Ser 97-6 AMT
   5.75%, 12/01/22                                         7,675       7,993,819
Salem Cnty PCR
   (PSE&G Pwr) Ser 01A AMT
   5.75%, 4/01/31                                          1,500       1,573,560
South Jersey Port Corp.
   (Marine Terminal) AMT
   5.20%, 1/01/23                                          1,000       1,023,740
South Jersey Trans Auth
   (Raytheon Aircraft Svcs) Ser 97A AMT
   6.15%, 1/01/22                                            335         337,060
Union Cnty Impt Auth
   MBIA Ser 03A
   5.25%, 8/15/23                                          2,885       3,045,781
Vineland Swr Rev
   (Landis Sewerage) FGIC Ser 93C
   7.917%, 9/19/19 (b)                                     3,250       3,801,655
                                                                    ------------
                                                                     133,652,452
                                                                    ------------
California--0.6%
California State GO Ser 03
   5.25%, 11/01/25                                         1,000       1,039,940
                                                                    ------------
Colorado--0.3%
Northwest Met Dist No. 3 GO
   6.125%, 12/01/25                                          500         518,815
                                                                    ------------
Florida--3.3%
Crossings at Fleming Island Cmnty Dev Dist
   (Eagle Harbor) Ser 00C
   7.10%, 5/01/30                                          2,500       2,619,250

                                                        Principal
                                                          Amount
                                                           (000)        Value
                                                        ---------   ------------
Double Branch Cmnty Dev Dist
   (Oakleaf Village) Ser 02A
   6.70%, 5/01/34                                         $  990    $  1,091,346
Hammock Bay Cmnty Dev Dist
   (Special Assessment) Ser 04A
   6.15%, 5/01/24                                            300         297,294
Northern Palm Beach Assessment Dist
   (Unit Dev 27B) Ser 02
   6.40%, 8/01/32                                          1,270       1,298,105
                                                                    ------------
                                                                       5,305,995
                                                                    ------------
Guam--0.3%
Guam Govt Wtrwks Auth Wtr & Wastewater Sys Rev Ser 05
   6.00%, 7/01/25                                            500         529,860
                                                                    ------------
Illinois--1.0%
Antioch Village Spcl Svc Area
   (Clublands Proj) Ser 03
   6.625%, 3/01/33                                         1,000       1,033,650
Plano Spl Svc Area No. 3 Spl Tax
   (Lakewood Springs Proj) Ser 05A
   5.95%, 3/01/28                                            550         537,438
                                                                    ------------
                                                                       1,571,088
                                                                    ------------
Nevada--0.6%
Henderson Loc Impt Dist
   Ser 03
   5.80%, 3/01/23                                            925         953,407
                                                                    ------------
Ohio--0.3%
Port Auth Columbiana Cnty
   Ohio Solid Waste Fac Rev
   (Apex Environmental LLC) Ser 04A AMT
   7.125%, 8/01/25                                           500         493,580
                                                                    ------------
Pennsylvania--1.0%
Delaware Riv Jt Toll Bridge Rev
   (PA/NJ Bridge) Ser 03
   5.00%, 7/01/28                                          1,625       1,650,838
                                                                    ------------
Puerto Rico--0.8%
Puerto Rico Comwlth GO
   (Pub Impt) Ser 04A
   5.25%, 7/01/19                                            710         734,793
Puerto Rico Comwlth
   (Pub Impt) Ser01 A
   5.50%, 7/01/19                                            500         532,530
                                                                    ------------
                                                                       1,267,323
                                                                    ------------
Virginia--0.8%
Broad Street Cmnty Dev Dist
   (Parking Fac) Ser 03
   7.50%, 6/01/33                                          1,200       1,296,360
                                                                    ------------
Total Long-Term Municipal Bonds
   (cost $142,210,045)                                               148,279,658
                                                                    ------------
Short-Term Municipal Notes (d)--6.7%
Massachusetts--1.9%
Massachusetts State GO
   (Central Artery) Ser 00A
   3.98%, 12/01/30                                         3,000       3,000,000
                                                                    ------------

                                                        Principal
                                                          Amount
                                                          (000)         Value
                                                        ---------   ------------
New Jersey--2.3%
New Jersey State Ed Facs Auth Rev
   (Princeton University) Ser 01B
   3.85%, 7/01/21                                        $  3,795   $  3,795,000
                                                                    ------------
New York--1.6%
New York City Municipal Wtr Fin Auth
   Wtr & Swr Sys Rev
   Ser 05 AA-1
   3.98%, 6/15/32                                           2,500      2,500,000
                                                                    ------------
Virginia--0.9%
Loudoun Cnty Indl Dev Auth Rev
   (Howard Hughes Med) Ser 03A
   3.98%, 2/15/38                                           1,500      1,500,000
                                                                    ------------
Total Short-Term Municipal Notes
   (cost $10,795,000)                                                 10,795,000
                                                                    ------------
Total Municipal Bonds & Notes
   (cost $153,005,045)                                               159,074,658
                                                                    ------------
Short-Term Investment--0.1%
Time Deposit--0.1%
The Bank of New York 4.25% 7/03/06
   (cost $167,000)                                        167,000        167,000
                                                                    ------------
Total Investments--99.1%
   (cost $153,004,938)                                               159,241,658
Other assets less liabilities--0.9%                                    1,400,975
                                                                    ------------
Net Assets--100%                                                    $160,642,633
                                                                    ------------

INTEREST RATE SWAP CONTRACTS

                                                       Rate Type
                                                ---------------------
                                                 Payment     Payment
                       Notional                   made       received
        Swap            Amount    Termination    by the       by the     Unrealized
    Counterparty         (000)        Date      Portfolio   Portfolio   Depreciation
--------------------   --------   -----------   ---------   ---------   ------------
   Citigroup, Inc.      $1,800       6/22/07       BMA*       2.962%      $(14,699)
 Goldman Sachs & Co.       900       7/05/06       BMA*       3.283%          (673)
 Goldman Sachs & Co.       900       1/05/07       BMA*       3.405%        (2,586)
JPMorgan Chase & Co.     1,700       4/05/07       BMA*       2.988%       (13,040)
 JPMorgan Chase & Co       800      10/01/07       BMA*       3.635%        (1,597)
    Merrill Lynch        3,000      10/21/16       BMA*       4.129%        (9,105)
   Morgan Stanley          900      10/06/06       BMA*       3.217%        (2,484)

*    Variable interest rate based on the BMA (Bond Market Association)

(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the aggregate market value of this security amounted to $2,670,300 or 1.7% of net assets.

(b) Inverse floater - security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(c) Represents entire or partial position segregated as collateral for interest rate swaps.

(d)  Variable rate coupon, rate shown as of June 30, 2006.

Glossary of Terms:
ACA      -American Capital Access
AMBAC    -American Municipal Bond Assurance Corporation
AMT      -Alternative Minimum Tax
COP      -Certificate of Participation
FGIC     -Financial Guaranty Insurance Company
FNMA     -Federal National Mortgage Association
FSA      -Financial Security Assurance, Inc.
GO       -General Obligation
MBIA     -Municipal Bond Investors Assurance
MFHR     -Multi-Family Housing Revenue
PCR      -Pollution Control Revenue
RADIAN   -Radian Group, Inc.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II
OHIO PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2006 (unaudited)

                                                          Principal
                                                            Amount
                                                            (000)        Value
                                                          ---------   ----------
MUNICIPAL BONDS & NOTES--100.5%
Long-Term Municipal Bonds--96.3%
Ohio--82.1%
Akron GO
   MBIA Ser 02
   5.00%, 12/01/23                                          $1,000    $1,024,150
Akron Stadium Rev
   (Canal Park) Ser 96
   6.90%, 12/01/16                                           5,000     5,161,550
Brookville Sch Dist GO
   FSA Ser 03
   5.00%, 12/01/26                                           2,000     2,045,840
Canton City Sch Dist
   MBIA Ser 04B
   5.00%, 12/01/22-12/01/23                                  2,500     2,215,736
Central Ohio Solid Waste Auth
   AMBAC Ser 04B
   5.00%, 12/01/21                                           2,035     2,105,452
Cincinnati Tech & Cmnty College
   AMBAC Ser 02
   5.00%, 10/01/28                                           5,000     5,103,050
Cleveland Cuyahoga Port Auth
   Ser 01
   7.35%, 12/01/31                                           2,000     2,076,800
   (Rita Proj) RADIAN Ser 04
   5.00%, 11/15/19                                           1,850     1,886,612
Cleveland GO
   Ser 02 MBIA
   5.25%, 12/01/27                                           4,380     4,548,455
   Ser 04 AMBAC
   5.25%, 12/01/24                                           1,200     1,261,488
Cleveland Ohio Pub Pwr Rev FGIC
   Ser 06A
   5.00%, 11/15/18(a)                                        2,165     2,263,789
Columbus Sch Dist
   FGIC Ser 03
   5.00%, 12/01/24-12/01/25                                  4,730     4,843,562
Cuyahoga Cnty Hosp Rev
   (UHHS) Ser 00
   7.50%, 1/01/30                                            1,900     2,105,656
Cuyahoga Cnty MFHR
   (Livingston Park Apts) GNMA Ser 02A
   5.45%, 9/20/39                                            1,500     1,518,675
   (Longwood Proj) GNMA Ser 01 AMT
   5.60%, 1/20/43                                            3,620     3,697,939
Dayton Arpt Rev
   (James M Cox Dayton Intl) RADIAN Ser 03A
   5.00%, 12/01/23                                           1,280     1,294,144
Dayton Sch Dist
   (Administrative Fac Proj) Ser 03
   6.00%, 12/01/19-12/01/21                                  3,040     3,306,679
Delaware Sch Dist
   MBIA Ser 04
   5.00%, 12/01/19                                           1,340     1,394,953
Dublin Sch Dist GO
   FSA Ser 03
   5.00%, 12/01/22                                           1,500     1,546,710
Erie Cnty Hosp Rev
   (Firelands Med Ctr) Ser 02A
   5.625%, 8/15/32                                           1,500     1,558,140
Fairfield Cnty Hosp Facs Rev
   (Fairfield Med Ctr Proj) RADIAN Ser 03
   5.00%, 6/15/24                                            1,000     1,006,090
Franklin Cnty
   (Online Computer Library Ctr) Ser 98A
   5.20%, 10/01/20                                           2,800     2,886,268

                                                         Principal
                                                           Amount
                                                           (000)        Value
                                                         ---------   -----------

Franklin Cnty MFHR
   (Agler Green) GNMA Ser 02A AMT
   5.65%, 5/20/32                                         $   770    $   792,600
   5.80%, 5/20/44                                           1,150      1,181,326
Greater Cleveland Regl Trans Auth
   MBIA Ser 04
   5.00%, 12/01/24                                          1,350      1,389,123
Hamilton Cnty Health Fac
   (Twin Towers) Ser 99A
   5.80%, 10/01/23                                          1,775      1,791,987
Hamilton City Sch Dist MBIA
   5.00%, 12/01/24                                          1,000      1,026,700
Hamilton Cnty Convention Facs Auth Rev
   FGIC Ser 04
   5.00%, 12/01/23                                          1,330      1,368,410
Hamilton Cnty Sales Tax
   AMBAC Ser 00B
   5.25%, 12/01/32(b)(c)                                   13,185     13,628,411
Hilliard Sch Dist
   (Sch Constr) MBIA
   5.00%, 12/01/26                                          1,850      1,901,615
Lucas Cnty Health Fac
   (Altenheim Proj) GNMA Ser 99
   5.50%, 7/20/40                                           3,200      3,328,160
Madeira City Sch Dist GO
   MBIA Ser 04
   5.00%, 12/01/22-12/01/23                                 2,665      2,751,467
Oak Hills Loc Sch Dist
   FSA Ser 05
   5.00%, 12/01/25                                          1,000      1,026,370
Ohio Air Quality Dev Auth PCR
   (Toledo Edison Co) Ser 97A AMT
   6.10%, 8/01/27                                           5,000      5,194,349
Ohio Hsg Fin Agy MFHR
   (Park Trails Apt) AMBAC Ser 01A AMT
   5.50%, 12/01/34                                          1,480      1,506,906
Ohio Hsg Fin Agy SFMR
   (Mortgage Rev) GNMA  AMT
   Ser 02
   5.375%, 9/01/33                                          1,790      1,798,252
   Ser 02-A2
   5.60%, 9/01/34                                             375        379,493
   Ser 02-A3
   5.50%, 9/01/34                                           1,340      1,364,669
Ohio Swr & Solid Waste Disp Facs
   (Anheuser-Busch) Ser 01 AMT
   5.50%, 11/01/35                                          3,000      3,088,830
Ohio State Bldg Auth
   (Adult Correctl Proj) MBIA Ser 04A
   5.00%, 4/01/22                                           2,975      3,071,063
   (State Facs-Admin Bldg Fd Proj) Ser 05A
   5.00%, 4/01/24                                           1,500      1,542,660
Ohio State GO
   Ser 04A
   5.00%, 6/15/22                                           3,000      3,109,290
Ohio State Higher Ed Fac Cmnty
   (Denison University Proj) Ser 04
   5.00%, 11/01/21-11/01/24                                 3,440      3,554,973
Ohio State University
   MBIA Ser 04
   5.00%, 12/01/22                                          1,950      2,014,155
Ohio Wtr Dev Auth
   (Anheuser-Busch) Ser 99 AMT
   6.00%, 8/01/38(b)                                        2,250      2,304,833
Ohio Wtr Dev Auth PCR
   (Cleveland Electric) Ser 97A AMT
   6.10%, 8/01/20                                           2,000      2,070,260
Pinnacle Cmnty Fin Auth
   Ser A
   6.00%, 12/01/22                                          2,155      2,208,660

                                                        Principal
                                                          Amount
                                                          (000)         Value
                                                        ---------   ------------
Port Auth Columbiana Cnty Solid Waste Fac Rev
   (Apex Environmental LLC) Ser 04A AMT
   7.125%, 8/01/25                                        $  500    $    493,580
Princeton Sch Dist
   MBIA Ser 03
   5.00%, 12/01/24                                         1,600       1,641,712
Riversouth Auth Rev
   (Area Redevelopment)
   Ser 04A
   5.25%, 12/01/21-12/01/22                                2,000       2,103,500
   Ser 05(a)
   5.00%, 12/01/24                                         3,590       3,692,925
Steubenville Hosp Rev
   (Trinity Health) Ser 00
   6.50%, 10/01/30                                         2,500       2,698,675
Toledo Sch Dist
   FGIC Ser 03B
   5.00%, 12/01/23                                         2,940       3,014,794
Toledo-Lucas Cnty Port Auth
   (Cargill, Inc. Project) Ser 04B
   4.50%, 12/01/15                                         2,500       2,488,525
   (Crocker Park Proj) Ser 03
   5.375%, 12/01/35                                        2,000       2,067,740
Toledo-Lucas Cnty Port Fac
   (CSX Trans) Ser 92
   6.45%, 12/15/21                                         1,270       1,421,219
University of Cincinnati COP
   (University Cincinnati Ctr Proj) MBIA
   5.00%, 6/01/24                                          4,470       4,572,989
                                                                    ------------
                                                                     142,441,959
                                                                    ------------
California--1.8%
California State GO
   5.20%, 4/01/26                                          1,000       1,035,980
   5.25%, 4/01/29                                          2,000       2,070,500
                                                                    ------------
                                                                       3,106,480
                                                                    ------------
Colorado--0.3%
Northwest Met Dist No. 3 GO
   6.125%, 12/01/25                                          500         518,815
                                                                    ------------
Florida--3.7%
Collier Cnty Cmnty Dev Dist
   (Fiddlers Creek) Ser 96
   7.50%, 5/01/18                                          1,255       1,285,923
Collier Cnty Ind Dev Rev
   (Southern States Utils) Ser 96 AMT
   6.50%, 10/01/25                                         1,500       1,531,815
Crossings at Fleming Island Cmnty Dev Dist
   (Eagle Harbor) Ser 00C
   7.10%, 5/01/30                                          2,000       2,095,399
Double Branch Cmnty Dev Dist
   (Oakleaf Village) Ser 02A
   6.70%, 5/01/34                                            950       1,047,252
Hammock Bay Cmnty Dev Dist-Fla Spl Assmt Rev
   Ser 04A
   6.15%, 5/01/24                                            400         396,392
Manatee Cnty Cmnty Dev Dist
   (Heritage Harbor South) Ser 02B
   5.40%, 11/01/08                                            55          55,028
                                                                    ------------
                                                                       6,411,809
                                                                    ------------

                                                        Principal
                                                         Amount
                                                          (000)         Value
                                                        ---------   ------------
Georgia--0.3%
Atlanta Tax Allocation
   (Eastside Proj) Ser 05B
   5.60%, 1/01/30                                         $  500    $    507,215
                                                                    ------------
Illinois--0.9%
Antioch Village Spl Svc Area
   (Deercrest Proj) Ser 03
   6.625%, 3/01/33                                         1,000       1,033,650
Plano Spl Svc Area No. 3 Spl Tax
   (Lakewood Springs Proj) Ser 05A
   5.95%, 3/01/28                                            565         552,095
                                                                    ------------
                                                                       1,585,745
                                                                    ------------
Puerto Rico--7.2%
Puerto Rico Comwlth Govt Dev Bank
   Ser 06B
   5.00%, 12/01/15                                           500         514,335
Puerto Rico Comwlth
   (Pub Impt) Ser 01A
   5.50%, 7/01/19                                            500         532,530
Puerto Rico Convention Ctr Dist Auth AMBAC
  (Health Occupancy Tax) Ser 06A
   5.00%, 7/01/18 - 7/01/19                                6,370       6,676,563
Puerto Rico Municipal Fin Agy
   Ser 05A
   5.25%, 8/01/23                                            375         386,441
Puerto Rico Tobacco Settlement Rev
   (Childrens Trust Fund) Ser 00
   6.00%, 7/01/26                                          4,000       4,293,560
                                                                    ------------
                                                                      12,403,429
                                                                    ------------
Total Long-Term Municipal Bonds
   (cost $163,112,124)                                               166,975,452
                                                                    ------------
Short-Term Municipal Notes(d)--4.2%
Massachusetts--1.8%
Massachusetts State GO
   (Central Artery) Ser 00A
   3.98%, 12/01/30                                         3,000       3,000,000
                                                                    ------------
New Mexico--1.4%
Hurley PCR
   (Updates-Kennecott Santa Fe)
   3.99%, 12/01/15                                         2,500       2,500,000
                                                                    ------------
New York--0.3%
Port Auth NY & NJ Spl Oblig Rev
   (Versatile Structure Oblig)
   3.94%, 8/01/24                                            500         500,000
                                                                    ------------
Ohio--0.7%
Butler Cnty Healthcare Facs Rev
   (Lifesphere Proj)
   3.98%, 5/01/27                                            765         765,000
Ohio Air Quality Dev Auth Rev
   (Ohio Edison Co)
   3.95%, 6/01/23                                            500         500,000
                                                                    ------------
                                                                       1,265,000
                                                                    ------------
Total Short-Term Municipal Notes
   (cost $7,265,000)                                                   7,265,000
                                                                    ------------
Total Municipal Bonds & Notes
   (cost $170,377,124)                                               174,240,452
                                                                    ------------

                                                       Principal
                                                        Amount
                                                         (000)        Value
                                                      ----------   ------------
SHORT-TERM INVESTMENT--0.2%
Time Deposit--0.2%
The Bank of New York
   4.25%, 7/03/06
   (cost $292,000)                                       $292      $    292,000
                                                                   ------------
Total Investments--100.7%
   (cost $170,669,124)                                              174,532,452
Other assets less liabilities--(0.7%)                                (1,180,647)
                                                                   ------------
Net Assets--100%                                                   $173,351,805
                                                                   ------------

INTEREST RATE SWAP CONTRACTS

                                                    Rate Type
                                             --------------------
                                               Payment    Payment
                      Notional                  made     recieved
                       Amount   Termination    by the     by the    Unrealized
Swap Counterparty       (000)      Date      Portfolio  Portfolio  Depreciation
--------------------  --------  -----------  ---------  ---------  ------------
Citigroup, Inc.        $2,000      6/22/07      BMA*      2.962%     $(16,332)
Goldman Sachs & Co.       900      7/05/06      BMA*      3.283%         (673)
Goldman Sachs & Co.       900      1/05/07      BMA*      3.405%       (2,586)
JPMorgan Chase & Co.    1,800      4/05/07      BMA*      2.988%      (13,807)
JPMorgan Chase & Co.      900     10/01/07      BMA*      3.635%       (1,797)
Merrill Lynch           3,600      8/01/16      BMA*      4.071%      (22,035)
Morgan Stanley            900     10/06/06      BMA*      3.217%       (2,484)

*    Variable interest based on the BMA (Bond Market Association)

(a)  When - Issued Security.

(b) Represents entire or partial position segregated as collateral for interest rate swaps

(c) Represents entire or partial position segregated as collateral for when issued and delayed delivery securities.

(d)  Variable rate coupon, rate shown as of June 30, 2006.

     Glossary of Terms:

AMBAC    American Municipal Bond Assurance Corporation
AMT      Alternative Minimum Tax
COP      Certificate of Participation
FGIC     Financial Guaranty Insurance Company
FSA      Financial Security Assurance, Inc.
GNMA     Government National Mortgage Association
GO       General Obligation
MBIA     Municipal Bond Investors Assurance
MFHR     Multi-Family Housing Revenue
PCR      Pollution Control Revenue
RADIAN   Radian Group, Inc.
SFMR     Single Family Mortgage Revenue

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II
PENNSYLVANIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2006 (unaudited)

                                                          Principal
                                                            Amount
                                                            (000)        Value
                                                          ---------   ----------
MUNICIPAL BONDS & NOTES--98.8%
Long-Term Municipal Bonds--94.6%
Pennsylvania--75.9%
Allegheny Cnty Arpt Rev
   MBIA Ser 97 AMT
   5.75%, 1/01/10                                           $2,540    $2,660,548
Allegheny Cnty GO
   FGIC Ser 05C-57
   5.00%, 11/01/23                                           6,390     6,582,467
Allegheny Cnty Health Fac
   (South Hills Health) Ser 00B
   6.75%, 5/01/25                                            1,555     1,660,087
Allegheny Cnty Health Rev
   (Residential Resources) Ser 01
   6.60%, 9/01/31                                            1,540     1,597,966
Allegheny Cnty Higher Ed
   (Thiel College) ACA Ser 99A
   5.375%, 11/15/19-11/15/29                                 2,500     2,522,500
Allegheny Cnty PCR
   (USX Corp.) Ser 98
   5.50%, 12/01/29                                           2,680     2,758,444
Allegheny Cnty Redev Auth Rev
   (Pittsburgh Mills Proj)
   5.60%, 7/01/23                                            1,500     1,538,985
Allegheny Cnty San Auth Swr Rev
   MBIA Ser 05A
   5.00%, 12/01/24                                           7,490     7,670,284
Butler Cnty
   FGIC Ser 03
   5.25%, 7/15/26                                            1,625     1,742,146
Chester Upland Sch Dist
   4.30%, 5/15/14                                            1,705     1,683,670
Crawford Cnty Health Fac
   (Wesbury Methodist) Ser 99
   6.25%, 8/15/29                                            1,600     1,615,360
Delaware Cnty Higher Ed
   (Eastern College) Ser 99
   5.625%, 10/01/28                                          2,500     2,514,800
Ephrata  Area Sch Dist FGIC
   5.00%, 3/01/22                                            1,000     1,034,000
Harrisburg Arpt Auth
   (Susquehanna Arpt Proj) Ser 99 AMT
   5.50%, 1/01/24                                            3,490     3,310,893
Lancaster Swr Auth Rev
   MBIA Ser 04
   5.00%, 4/01/22                                            1,330     1,369,448
Lehigh Northampton Airport Rev
   MBIA Ser 00 AMT
   6.00%, 5/15/30                                            4,400     4,639,052
Lycoming Cnty Higher Ed
   (College of Technology) AMBAC Ser 02
   5.25%, 5/01/32                                            2,250     2,311,065
McKean Cnty  Hosp Auth Rev
   (Bradford Hosp Proj) ACA
   5.00%, 10/01/17                                           1,205     1,220,026
Meadville PA GO XLCA
   5.00%, 10/01/25                                           3,080     3,159,988
Montgomery Cnty Higher Ed
   (Beaver College) RADIAN Ser 99
   5.70%, 4/01/27                                            6,000     6,278,880
Montgomery Cnty Hosp Rev
   (Abington Memorial Hosp) Ser 02A
   5.125%, 6/01/32                                           3,000     3,030,240
Montgomery Cnty Indl Dev Auth Rev
   (Whitemarsh Continuing Care)
   6.00%, 2/01/21                                              415       435,202

                                                        Principal
                                                          Amount
                                                          (000)         Value
                                                        ---------   ------------
Pennsylvania Eco Dev Auth
   (30th St Station) ACA Ser 02 AMT
   5.875%, 6/01/33                                        $3,485    $  3,691,207
   (Amtrak) Ser 01A AMT
   6.375%, 11/01/41                                        3,000       3,211,410
Pennsylvania Higher Ed Hosp Rev
   (Dickinson College) RADIAN Ser 03AA-1
   5.00%, 11/01/26                                         1,000       1,004,190
   (UPMC Health Sys) Ser 01A
   6.00%, 1/15/31                                          2,405       2,589,247
Pennsylvania Higher Ed Facs Auth Rev
   (University Health Sys) AMBAC Ser 05A
   5.00%, 8/15/20                                          2,000       2,063,400
Philadelphia Auth Indl Dev Lease Rev
   FSA Ser 01B
   5.25%, 10/01/30                                         8,000       8,200,079
Philadelphia Auth Indl Dev Revs
   (Leadership Learning Partners) Ser 05A
   5.25%, 7/01/24                                            350         339,598
Philadephia Gas Wks Rev
   Ser 04A-1
   5.25%, 9/01/19                                          1,015       1,060,777
Philadelphia Sch Dist Lease Rev
   FSA Ser 03
   5.25%, 6/01/26(a)                                       5,000       5,214,150
Pittsburgh GO FSA
   Ser 06C
   5.25%, 9/01/17                                          5,000       5,348,900
Pittsburgh Pub Pkg Auth Pkg Rev
   FGIC Ser 05A
   5.00%, 12/01/19-12/01/25                                3,435       3,542,755
Pittsburgh Urban Redev Auth SFMR
   (Mortgage Rev) FHA AMT
   Ser 97A
   6.25%, 10/01/28                                           790         807,791
Potter Cnty Hosp Rev
   (Charles Cole Memorial) RADIAN Ser 96
   6.05%, 8/01/24                                          4,340       4,429,751
Southcentral Gen Auth Rev
   (Hanover Hosp, Inc.) RADIAN
   5.00%, 12/01/25                                         1,570       1,575,778
   (Prerefunded Wellspan Health) MBIA Ser 01
   5.25%, 5/15/31                                          3,905       4,159,528
   (Wellspan Health) MBIA Ser 01
   5.25%, 5/15/31                                            795         826,856
State Pub Sch Bldg Auth Sch Rev
   (Colonial Northampton Inter Unit 20)
   FGIC Ser 05
   5.00%, 5/15/26                                          2,025       2,068,477
                                                                    ------------
                                                                     111,469,945
                                                                    ------------
California--0.7%
California State GO
   5.00%, 2/01/33                                          1,000       1,008,740
                                                                    ------------
Colorado--0.4%
Northwest Met Dist No. 3 GO
   6.125%, 12/01/25                                          500         518,815
                                                                    ------------
Florida--5.3%
Collier Cnty Cmnty Dev Dist
   (Fiddlers Creek) Ser 96
   7.50%, 5/01/18                                          1,060       1,086,118
Collier Cnty Ind Dev Rev
   (Southern States Utils) Ser 96 AMT
   6.50%, 10/01/25                                         2,000       2,042,420

                                                        Principal
                                                          Amount
                                                          (000)         Value
                                                        ---------   ------------
Crossings at Fleming Island Cmnty Dev Dist
   (Eagle Harbor) Ser 00C
   7.10%, 5/01/30                                         $2,000    $  2,095,401
Double Branch Cmnty Dev Dist
   (Oakleaf Village) Ser 02A
   6.70%, 5/01/34                                          1,030       1,135,441
Hammock Bay Cmnty Dev Dist-Fla Spl Assmt Rev
   Ser 04A
   6.15%, 5/01/24                                            430         426,121
Northern Palm Beach Assessment Dist
   (Unit Dev 27B) Ser 02
   6.40%, 8/01/32                                            960         981,245
                                                                    ------------
                                                                       7,766,746
                                                                    ------------
Guam--0.7%
Guam Govt Wtrwks Auth
   (Water & Waste Sys Rev) Ser 05
   6.00%, 7/01/25                                            500         529,860
Guam Intl Arpt Auth
   MBIA Ser 03B
   5.25%, 10/01/23                                           500         528,600
                                                                    ------------
                                                                       1,058,460
                                                                    ------------
Illinois--1.7%
Antioch Village Spl Svc Area
   (Deercrest Proj) Ser 03
   6.625%, 3/01/33                                         1,000       1,033,650
Plano Spl Svc Area No. 3 Spl Tax
   (Lakewood Springs Proj) Ser 05A
   5.95%, 3/01/28                                            465         454,379
Yorkville Cmnty Fac Dist
   (Raintree Village Proj) Ser 03
   6.875%, 3/01/33                                           900         945,243
                                                                    ------------
                                                                       2,433,272
                                                                    ------------
Puerto Rico--8.1%
Puerto Rico Comwlth Hwy & Trans Auth Rev
   FGIC Ser 03G
   5.25%, 7/01/14                                          3,335       3,551,341
   FGIC Subordinate Ser 03
   5.25%, 7/01/14                                          3,195       3,402,260
   FSA Ser 02D
   5.00%, 7/01/27                                          4,000       4,091,280
Puerto Rico Comwlth
   (Pub Impt) Ser 01A
   5.50%, 7/01/19                                            500         532,530
Puerto Rico Municipal Fin Agy
   Ser 05A
   5.25%, 8/01/23                                            300         309,153
                                                                    ------------
                                                                      11,886,564
                                                                    ------------
Virgin Islands--1.8%
Virgin Islands Pub Fin Auth Rev
   Ser 03 FSA
   5.00%, 10/01/13-10/01/14                                  675         712,130
   5.25%, 10/01/15-10/01/17                                1,840       1,966,893
                                                                    ------------
                                                                       2,679,023
                                                                    ------------
Total Long-Term Municipal Bonds
   (cost $134,885,311)                                               138,821,565
                                                                    ------------

                                                        Principal
                                                          Amount
                                                          (000)         Value
                                                        ---------   ------------

Short-Term Municipal Notes(b)-4.2%
Alaska--0.3%
Valdez Alaska Marine Term Rev
   (BP Pipelines, Inc. Proj)
   3.99%, 7/01/37                                            500         500,000
                                                                    ------------
New Mexico--0.3%
Hurley PCR
   (Kennecott Santa Fe)
   3.99%, 12/01/15                                           500         500,000
                                                                    ------------
Pennsylvania--3.6%
Pennsylvania Hsg Fin Agy SFMR
   (Mortgage Rev) FSA Ser 03 AMT
   4.49%, 6/01/08                                          3,300       3,300,000
Philadelphia Auth Indl Dev Revs
   (NewCourtland Elder Svcs Proj)
   4.02%, 3/01/27                                          1,900       1,900,000
                                                                    ------------
                                                                       5,200,000
                                                                    ------------
Total Short-Term Municipal Notes                                       6,200,000
   (cost $6,200,000)                                                ------------
Total Municipal Bonds & Notes                                        138,821,565
   (cost $141,085,311)                                              ------------
SHORT-TERM INVESTMENTS--0.1%
Time Deposits--0.1%
The Bank of New York
   4.25% 7/03/06
   (cost $160,000)                                       160,000         160,000
                                                                    ------------
Total Investments--98.9%
   (cost $141,245,311)                                               145,181,565
Other assets less liabilities--1.1%                                    1,565,914
                                                                    ------------
Net Assets--100%                                                    $146,747,479
                                                                    ------------

INTEREST RATE SWAP CONTRACTS

                                                      Rate Type
                                                ---------------------
                                                 Payment     Payment
                       Notional                   made       received
        Swap            Amount    Termination    by the      by the      Unrealized
    Counterparty         (000)        Date      Portfolio   Portfolio   Depreciation
--------------------   --------   -----------   ---------   ---------   ------------
   Citigroup, Inc.      $1,600       6/22/07       BMA*       2.962%      $(13,066)
 Goldman Sachs & Co.       800       7/05/06       BMA*       3.283%          (599)
 Goldman Sachs & Co.       800       1/05/07       BMA*       3.405%        (2,299)
JPMorgan Chase & Co.     1,500       4/05/07       BMA *      2.988%       (11,506)
JPMorgan Chase & Co.       800      10/01/07       BMA*       3.635%        (1,597)
    Morgan Stanley         800      10/06/06       BMA*       3.217%        (2,208)

*    Variable interest based on the BMA (Bond Market Association)

(a) Represents entire or partial position segregated as collateral for interest rate swap.

(b)  Variable rate coupon, rate shown as of June 30, 2006.

Glossary of Terms:
ACA      -American Capital Access
AMBAC    -American Municipal Bond Assurance Corporation
AMT      -Alternative Minimum Tax
FGIC     -Financial Guaranty Insurance Company
FHA      -Federal Housing Authority
FSA      -Financial Security Assurance, Inc.
GO       -General Obligation
MBIA     -Municipal Bond Investors Assurance
PCR      -Pollution Control Revenue
RADIAN   -Radian Group, Inc.
SFMR     -Single Family Mortgage Revenue
XLCA     -XL Capital Assurance, Inc.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II
VIRGINIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2006 (unaudited)

                                                          Principal
                                                            Amount
                                                            (000)        Value
                                                          ---------   ----------
MUNICIPAL BONDS & NOTES--98.5%
Long-Term Municipal Bonds--94.7%
Virginia--81.1%
Albemarle Cnty Ed Fac
   (The Convent Sch) Ser 01A
   7.75%, 7/15/32                                           $4,260    $4,651,835
Alexandria MFHR
   (Buckingham Village Apts) Ser 96A AMT IDA
   6.15%, 1/01/29                                            4,000     4,048,720
Arlington Cnty Hosp Rev
   (Arlington Health Sys) Ser 01
   5.25%, 7/01/31                                            5,900     6,278,780
Arlington Cnty Indl Dev Rev Swr Rev
   (Ogden Martin) FSA Ser 98B AMT
   5.25%, 1/01/09                                            2,295     2,364,424
Arlington Cnty MFHR
   (Arlington View Terrace)
   FNMA Ser 01 AMT
   5.15%, 11/01/31                                           1,550     1,578,257
Bell Creek Cmnty Dev Dist
   Ser 03A
   6.75%, 3/01/22                                              700       713,237
Broad Street Cmnty Dev Dist
   (Parking Fac) Ser 03
   7.50%, 6/01/33                                            1,500     1,620,450
Celebrate North Cmnty Dev Dist
   Ser 03B
   6.60%, 3/01/25                                            1,250     1,300,175
Chesterfield Cnty
   (Elec & Pwr Co) Ser 02
   5.875%, 6/01/17                                           3,800     4,100,694
Dinwiddie Cnty Indl Dev Auth
   (Lease Rev) MBIA Ser 04B
   5.00%, 2/15/24                                            3,200     3,275,040
Dulles Town Cmnty Dev Auth
   (Dulles Town Ctr Proj) Ser 98
   6.25%, 3/01/26                                            2,050     2,108,261
Fairfax Wtr Auth Rev
   Ser 02
   5.00%, 4/01/32(a)                                         3,380     3,443,848
Greater Richmond Hotel Tax Rev
   (Convention Ctr Proj) Ser 00
   6.25%, 6/15/32                                            6,000     6,559,620
Hampton Convention Ctr Rev
   AMBAC Ser 02
   5.00%, 1/15/35(b)                                         5,150     5,235,902
Harrisonburg MFHR
   (Greens of Salem Run) FSA Ser 97 AMT
   6.30%, 4/01/29                                            1,110     1,150,726
Henry Cnty Hosp Rev
   (Memorial Hosp Martinsville & Henry)
   Ser 97
   6.00%, 1/01/27                                            1,250     1,275,625
James City Cnty Solid Waste Rev
   (Anheuser Busch Proj) Ser 97 AMT
   6.00%, 4/01/32                                            4,200     4,290,930
Metropolitan Washington Arpt Rev
   Ser 97B AMT
   5.50%, 10/01/23                                           9,410     9,683,643
Newport Cmnty (Special Assessment) Dev Auth
   5.50%, 9/01/26                                            1,000     1,002,140
Newport News Health Care Fac
   (Mennowood) GNMA Ser 96A
   6.25%, 8/01/36                                            2,580     2,659,051

                                                        Principal
                                                          Amount
                                                          (000)         Value
                                                        ---------   ------------
Newport News MFHR
   (Walker Village Proj) GNMA Ser 02A AMT
   5.55%, 9/20/34                                        $ 1,880    $  1,920,345
   5.65%, 3/20/44                                          1,660       1,691,108
Norfolk Arpt Auth Rev
   (Air Cargo) Ser 02 AMT
   6.25%, 1/01/30                                            995       1,045,486
   FGIC Ser 01B AMT
   5.30%, 7/01/25                                         10,000      10,277,301
Northwestern Regl Jail Auth Facs Rev MBIA
   5.00%, 7/01/25                                          1,500       1,538,190
Pocahontas Pkwy Assoc Toll Rd Rev
   Ser 98B
   Zero Coupon, 8/15/15                                      750         474,533
Portsmouth Util Rev
   FGIC Ser 01B
   5.00%, 6/01/26                                          1,500       1,511,295
Prince William MFHR
   (Woodwind Gables)
   AMBAC Ser 01A  AMT
   5.30%, 12/01/34                                         2,860       2,914,941
Richmond FSA
   Ser 05A
   5.00%, 7/15/22                                          2,500       2,597,475
Staunton Ed Fac
   (Mary Baldwin College) Ser 96
   6.75%, 11/01/21                                         3,645       3,751,033
Upper Occoquan Swr Auth Rev FSA
   5.00%, 7/01/25                                          2,500       2,582,200
Virginia Beach MFHR
   (Beth Sholom Terrace) GNMA Ser 02
   5.40%, 4/01/44                                          2,900       2,992,191
Virginia Beach  Wtr & Swr Rev
   5.00%, 10/01/30                                         2,000       2,045,900
Virginia Biotechnology Auth
   (Consolidated Laboratories Proj) Ser 01
   5.00%, 9/01/21                                          4,170       4,307,276
Virginia College Bldg Auth Facs Rev
(Pub Higher Ed Financing Prog) Ser 05A
   5.00%, 9/01/16-9/01/17                                 11,725      12,385,325
Virginia Hsg Dev Auth MFHR
   (Rental Hsg)
   Ser 99 AMT
   5.95%, 2/01/23                                          5,525       5,674,451
   Ser 02B AMT
   5.50%, 4/01/27                                          5,000       5,097,500
Virginia Hsg Dev Auth SFMR
   (Mortgage Rev) Ser 01D AMT
   5.40%, 6/01/24                                          3,155       3,209,108
Virginia Port Auth Rev
   (Newport News) Ser 02 AMT
   5.00%, 7/01/27                                          1,000       1,014,460
   5.125%, 7/01/24                                         4,000       4,112,080
                                                                    ------------
                                                                     138,483,556
                                                                    ------------
California--0.6%
California State GO
   5.25%, 4/01/29                                          1,000       1,035,250
                                                                    ------------
Colorado--0.3%
Northwest Met Dist No. 3 GO
   6.125%, 12/01/25                                          500         518,815
                                                                    ------------
Florida--1.8%
Fleming Island Plantation Cmnty Dev Dist
   Ser 00B
   7.375%, 5/01/31                                         3,000       3,184,620
                                                                    ------------
Georgia--0.3%
Atlanta Tax Allocation
   (Eastside Proj) Ser 05B
   5.60%, 1/01/30                                            500         507,215
                                                                    ------------

                                                        Principal
                                                          Amount
                                                          (000)         Value
                                                        ---------   ------------
Illinois--0.9%
Plano Spl Svc Area No. 3 Spl Tax
   (Lakewood Springs Proj) Ser 05A
   5.95%, 3/01/28                                         $  465    $    454,379
Yorkville Cmnty Fac Dist
   (Raintree Village Proj) Ser 03
   6.875%, 3/01/33(c)                                      1,000       1,050,270
                                                                    ------------
                                                                       1,504,649
                                                                    ------------
New Jersey--3.0%
Garden State Preservation Trust
   (Open Space & Farmland) Ser 05A
   5.80%, 11/01/16                                         4,500       5,046,570
                                                                    ------------
Puerto Rico--6.7%
Puerto Rico Comwlth GO
(Pub Impt) Ser 01A
   5.50%, 7/01/19                                            500         532,530
Puerto Rico Comwlth Govt Dev Bank
(Sr Notes)-Ser 06B
   5.00%, 12/01/15                                           500         514,335
Puerto Rico Comwlth Hwy & Trans Auth Rev
FGIC Ser 03G
   5.25%, 7/01/14                                          3,600       3,833,532
Puerto Rico Elec Pwr Auth
   XLCA Ser 02-1
   5.25%, 7/01/22                                          1,100       1,158,410
Puerto Rico HFA
   (Capital Fund Prog)
   5.00%, 12/01/20                                         4,870       5,009,282
Puerto Rico Municipal Fin Agy
   Ser 05A
   5.25%, 8/01/23                                            340         350,373
                                                                    ------------
                                                                      11,398,462
                                                                    ------------
Total Long-Term Municipal Bonds
   (cost $157,068,485)                                               161,679,137
                                                                    ------------
Short-Term Municipal Notes(d)--3.8%
Virginia--3.8%
Loudon Cnty Indl Dev Auth Rev
   (Howard Hughes Med)
   Ser 03A
   3.98%, 2/15/38                                          3,700       3,700,000
   Ser 03C
   4.01%, 2/15/38                                          1,000       1,000,000
Richmond Indl Dev Auth
  (Church Schs)
   4.03%, 5/01/35                                          1,800       1,800,000
                                                                    ------------
Total Short-Term Municipal Notes
   (cost $6,500,000)                                                   6,500,000
                                                                    ------------
Total Investments--98.5%
   (cost $163,568,485)                                               168,179,137
Other assets less liabilities--1.5%                                    2,488,888
                                                                    ------------
Net Assets--100%                                                    $170,668,025
                                                                    ------------

FINANCIAL FUTURES CONTRACTS

                                                                       Value at
                     Number of   Position   Expiration    Original      June30,     Unrealized
       Type          Contracts                Month         Value        2006      Depreciation
-----------------------------------------------------------------------------------------------
U.S. Treasury Note                           September
   10 Yr Futures         25        Long        2006      $2,635,641   $2,621,484     $(14,156)

INTEREST RATE SWAP CONTRACTS

                                                      Rate Type
                                                ---------------------
                                                 Payment     Payment
                       Notional                    made      received     Unrealized
        Swap            Amount    Termination     by the      by the    Appreciation/
    Counterparty        (000)         Date      Portfolio   Portfolio    Depreciation
--------------------   --------   -----------   ---------   ---------   -------------
   Citigroup, Inc.      $1,600       6/22/07       BMA*       2.962%      $(13,066)
 Goldman Sachs & Co.       800       7/05/06       BMA*       3.283%           599
 Goldman Sachs & Co.       800       1/05/07       BMA*       3.405%        (2,299)
JPMorgan Chase & Co.     1,500       4/05/07       BMA*       2.988%       (11,506)
JPMorgan Chase & Co.       900      10/01/07       BMA*       3.635%        (1,797)
   Morgan Stanley          800      10/06/06       BMA*       3.217%        (2,208)

(a) Position, or position thereof, with an aggregate market value of $127,361 has been segregated to collateralize margin requirements for open futures contracts.

(b) Represents entire or partial position segregated as collateral for interest rate swaps.

(c) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the aggregate market value of these securities amounted to $1,050,270 or 0.6 % of net assets.

(d)  Variable rate coupon, rate shown as of June 30, 2006.

Glossary of Terms:
AMBAC   - American Municipal Bond Assurance Corporation
AMT     - Alternative Minimum Tax
FGIC    - Financial Guaranty Insurance Company
FNMA    - Federal National Mortgage Association
FSA     - Financial Security Assurance, Inc.
GNMA    - Government National Mortgage Association
GO      - General Obligation
HFA     - Housing Finance Agency/Authority
IDA     - Industrial Development Authority
MBIA    - Municipal Bond Investors Assurance
MFHR    - Multi-Family Housing Revenue
SFMR    - Single Family Mortgage Revenue
XLCA    - XL Capital Assurance, Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
3 (a) (1)     Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)     Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant AllianceBernstein Municipal Income Fund II


By: /s/ Marc O. Mayer
    -------------------------------
    Marc O. Mayer
    President

Date: August 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -------------------------------
    Marc O. Mayer
    President

Date: August 21, 2006


By: /s/ Joseph J. Mantineo
    -------------------------------
    Joseph J. Mantineo
    Treasurer and Chief Financial Officer

Date: August 21, 2006


                                        4